UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21317

Stadion Investment Trust
 (Exact name of registrant as specified in charter)

1061 Cliff Dawson Road, Watkinsville, Georgia 30677
(Address of principal executive offices)(Zip code)

Sareena Khwaja-Dixon, Esq.
ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203
(Name and address of agent for service)

Registrant's telephone number, including area code: (706) 583-5207

Date of fiscal year end: May 31

Date of reporting period: June 1, 2015 through November 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT
November 30, 2015

STADION TACTICAL GROWTH FUND
STADION TACTICAL DEFENSIVE FUND
STADION TRILOGY ALTERNATIVE RETURN FUND
STADION ALTERNATIVE INCOME FUND
STADION DEFENSIVE INTERNATIONAL FUND
STADION MANAGED RISK 100 FUND

TABLE OF CONTENTS

Letter to Shareholders	1
Performance Information	6
Disclosure of Fund Expenses	18
Schedules of Investments	20
Statements of Assets and Liabilities	33
Statements of Operations	35
Statements of Changes in Net Assets	37
Financial Highlights	40
Notes to Financial Statements	59
Additional Information	72

Stadion Investment Trust	Letter to Shareholders

November 30, 2015 (Unaudited)

Dear Stadion Shareholder,

We are pleased to present the Stadion Funds’ Semi-Annual Report for the six months ended November 30, 2015. As preamble, note that on April 30, 2015 the Stadion Tactical Income Fund was re-purposed into the Stadion Alternative Income Fund. The Alternative Income Fund looks to generate income outside of traditional sources, and this is its first full reporting period since re-purposing the strategy.

This letter includes a market overview and a discussion of the prevailing market conditions during the 6 month reporting period, highlighting the purpose and approach of each of our funds during such time. First, let’s briefly look at financial market conditions during the six months ended November 30, 2015.

6 Month Market Condition Overview

Equity Markets
During the reporting period, US equity markets traded sideways, with most of the major large capitalization markets ending November near where they were around the end of May. However, volatility picked up during the summer, and US equity markets experienced one of the worst declines since 2011, with the S&P 500 Total Return Index falling -12.04% from July highs to its low on August 25th. The NASDAQ Composite Index lost -13.50% from its July highs. Volatility persisted through the end of September before the markets rallied in October. By the end of November, the major large cap US markets were back near May 29th levels. During this volatile period, small capitalization US markets fared even worse, with the Russell 2000 Small Cap Index declining -16.01% from July 23rd to September 29th, and the Russell 2000 Index closing well below its highs for the period. For the six months ending November 30, 2015, the S&P 500 Total Return index was down slightly at -0.21%. The NASDAQ Composite Index was up 1.39%, and the Russell 2000 Index was down -3.21%. Most broad international markets have also struggled over the past six months, with the MSCI EAFE developed country international index down -7.33% with currency valuations a persistent drag on those markets. Commodity price volatility continues to weigh heavily on emerging markets as evidenced by the MSCI Emerging Market Index falling -17.47% over for the six month period ending November 30, 2015.

Bond Markets
During the reporting period, much speculation centered around the timing of the Federal Reserve’s expected move toward monetary tightening via an initial raise in the Fed Funds rate. Rates spiked a bit in June in anticipation of a potential rate hike, with the 10 year Treasury yield topping out at 2.49% on June 10th, and the 30 year Treasury yield peaking at 3.24% on June 26th. However, the Federal Reserve’s indication that a rate increase would be delayed until later in the year resulted in yields on the 10 year treasury bleeding lower through mid-October to 1.97% while the 30 year Treasury yield bottomed out in August at 2.72%. But with the likelihood of a rate rise in December, yields climbed with the 10 year yield closing the month of November at 2.21% and the 30 year yield ending the month at 2.97%. The shorter end of the rate curve was much more sensitive to the potential increase in the Fed Funds rate as the 2 year Treasury Bond climbed from 0.61% at the end of May to 0.93% at the end of November resulting in a slight flattening of the yield curve. Concurrently, credit spreads widened steadily over the period. Investment grade credit spreads also widened steadily through the end of September, with a bit of a pullback over the last two months of the reporting period. High yield spreads have also widened albeit it with a bit more volatility along the way. As a result, the Barclays US Corporate High Yield Index was down -5.84% over the time period, as compared to -0.12% for the Barclays US Aggregate.

Stadion’s Tactical Equity Portfolio Line-up

Stadion’s line-up of tactical equity funds offer varying degrees of risk management and the ability to diversify across markets. For a more growth oriented strategy that still presents a defensive element, the Tactical Growth Fund (“Growth Fund”) might be a logical choice. For added defense, Stadion’s Tactical Defensive Fund (“Defensive Fund”) provides persistent market exposure but with an eye always on risk management. Stadion’s Managed Risk 100 Fund (“Managed Fund”) is our most defensive/conservative equity strategy. The Stadion Defensive International Fund (“International Fund”) provides measured access to developed and emerging international markets while attempting to manage exposure to risk and volatility.

Stadion’s Alternative Portfolio Line-up

Stadion’s Trilogy Alternative Return Fund (“Trilogy Fund”) is an absolute return strategy designed to be market-direction agnostic over the course of a year. Stadion’s Alternative Income Fund (“Alternative Fund”) seeks to generate income from non-traditional assets outside of traditional fixed income markets.

Semi-Annual Report | November 30, 2015	1

Stadion Investment Trust	Letter to Shareholders

November 30, 2015 (Unaudited)

Stadion Tactical Growth Fund

The Growth Fund follows a rules based, disciplined, proprietary model. The model quantitatively ranks all actively traded Exchange Traded Funds (“ETFs”) that have first passed a fundamental review, ranking them on risk-adjusted return. The holdings of the Growth Fund are adjusted ongoing to favor the purchase and holding of ETFs presenting strength within the model. ETFs perceived as weak by the model are sold or not considered for purchase. The goal of the Growth Fund’s investment process is to produce above market returns while assuming below market risk over a market cycle. What differentiates the Growth Fund from Stadion's trend following strategies is that, instead of allocating to cash, the Growth Fund will attempt to allocate among a mix of defensive and non-correlated assets during turbulent times.

For the six months ending November 30, 2015, the Growth Fund – Class A returned -2.69%. These numbers exclude the impact of the 5.75% sales load. The Fund’s performance reflects allocation decisions and market performance. Its benchmark, the S&P 500 Index, lost -0.21% for the half-year period, while the Morningstar Tactical Allocation Category was down -6.14%. The Growth Fund’s security selection and ranking process allocated the portion of the portfolio dedicated to U.S. equities toward sectors such as mid-cap and technology, both strong performers during the past six-months. The non-US Equity portion of the Growth Fund likewise allocates to ETFs showing ranking strength but with a low correlation to U.S. equities. The purpose of diversified allocations is to help achieve the Growth Fund’s goal of exhibiting below-market risk over time. We are content to have achieved our diversification and risk reduction goals, although non-U.S. portfolio assets underperformed U.S. equities market and was the main cause of the deficit versus the Growth Fund’s benchmark. Much of this dispersion occurred in the late summer and autumn when previous long-term trends paused or reversed course. The Growth Fund performed very well against its category peers during the six-month period ending November 30, 2015.

Stadion Tactical Defensive Fund

The Defensive Fund seeks to focus on longer term cyclical trends to find a balance of safety and return that also incorporates shorter term intermediate trends. Fifty percent of the portfolio is governed by the long term trend strategy and 50% is governed by the shorter (more safety conscious) intermediate term strategy.

During the 6 months ended November 30, 2015, the Defensive Fund – Class A was down -6.01 excluding the impact of the 5.75% sales load. During this same time period the S&P 500 Index was down slightly at -0.21%, while the Morningstar Tactical Allocation Category benchmark was down -6.14%.

Both the long term and intermediate term measures had the Defensive Fund fully invested to begin the period. The Long Term Cyclical Trend component had been fully invested since early 2012, but signaled a defensive reading in mid-August as it turned fully negative for the first time since 2011, causing that component to move from equity ETFs to defensive positioning in fixed income ETFs, allowing the Defensive Fund to avoid much of August’s volatility. However, that (inherently) slower moving measure has kept that portion of the Defensive Fund defensive through the end of November. Lacking distinct trends during the 6 months, the shorter term intermediate trend model component has lacked clarity, posing difficulty as market rallies guide us to greater exposure only to be forced back to defensive positions with each rapid trend reversal. In periods of high volatility, these can result in losses, which is precisely what has occurred during this period. The defensive nature of this portfolio segment served the Defensive Fund well during the August correction, but the lack of any clear trend has resulted in negative returns for the period. Even smaller losses are frustrating, but still preferable to potentially devastating losses should a correction like we experienced in August turn into something much more dramatic.

Stadion Trilogy Alternative Return Fund

The Trilogy Fund is a multi-strategy portfolio designed to generate total returns regardless of market direction, with an emphasis on lower risk and volatility than U.S. equity markets. The Trilogy Fund consists of an equity component, an income component and a trend component, designed so that two of the three should be in favor over a given year. For the six months ended November 30 2015, the Trilogy Fund Class A returned -1.62% excluding the impact of the 5.75% sales load, while the HFRX Absolute Return Index was up 0.87% and the Morningstar Multi-Alternative Category was down -3.43%. From a collateral standpoint, equities were close to flat as domestic equity markets experienced a violent selloff in August, followed by a strong up move in October. The fixed income in the Trilogy Fund declined slightly as rates rose towards the end of the period on expectations of a rate hike from the Federal Open Market Committee (“ FOMC”) in December. The option strategies that the Trilogy Fund employs were both the tailwind and the headwind for the six month period. With a lack of equity market direction, the shorter term option selling strategy continued to provide yield despite a couple of months of large market moves. This same lack of direction has been a source of drag on the longer term protection that the Trilogy Fund owns as equity markets did not reach a point either up or down where these protective strategies could contribute to performance.

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Stadion Investment Trust	Letter to Shareholders

November 30, 2015 (Unaudited)

Stadion Alternative Income Fund

The Income Fund seeks to generate income and absolute return while avoiding potential “blow up” risks associated with many income-producing strategies focused on fixed income. The Income Fund seeks dividend income from equities while utilizing a market collar to limit equity risk, and also sells short term options on a rolling basis to try and collect yield from alternative sources. For the six months ended November 30, 2015, the Income Fund Class A returned 0.81% excluding the impact of the 5.75% sales load, while the Barclays Capital Aggregate Bond Index lost -0.12% and the Morningstar Long/Short Equity Category was down -3.03%. The diversified approach to income worked well during the six month period, with the equities and collar providing positive returns that more than offset losses from the option selling strategy.

Stadion Defensive International Fund

Similar to Stadion's other trend following strategies, the International Fund’s investment model assesses market conditions to identify when to be invested. With a security ranking measure to identify leading asset classes, the International Fund can move to fully defensive positions when risk levels are deemed high. The International Fund borrows from Stadion's domestic model by leveraging cyclical price measures for long term trend exposure, intermediate term price measures for more reactive and adaptive allocations, and a risk management overlay incorporating speculative Emerging Market trends and volatility to help guide shorter term allocations within the intermediate and longer term mandates. When fully defensive, the International Fund has the ability to invest in cash and non-US short duration fixed income. Due to including both Emerging and Developed market indications into the investment process, analyzing the Defensive International Fund’s returns relative to both a developed-market benchmark (MSCI EAFE), and an emerging market benchmark (MSCI EM) is prudent.

For the six month period ending November 30, 2015, the Stadion Defensive International Fund – Class A was down –10.43%, which does not include a deduction for the 5.75% sales load. During this same six month period, the MSCI EAFE Index was down -7.33% and the MSCI EM Index was down -17.47%.

Stadion Managed Risk 100 Fund

The Managed Risk 100 Fund is a fully unconstrained strategy that can tactically shift between as much as 100% equity and as much as 100% cash based on market risk levels as measured by Stadion’s intermediate term trend following model.

During the 6 months ended November 30, 2015, the Managed Risk 100 Fund – Class A was down -8.06% excluding the impact of the 5.75% sales load. During this same time period the S&P 500 Index was down -0.21%, and the Morningstar Tactical Allocation Category benchmark was down -6.14%.

Managed Risk 100 is Stadion’s most defensive strategy in terms of how quickly it will move to a defensive position, and in environments where markets chop sideways—as experienced over the past 6 months—the frequent large tactical shifts often result in multiple small losing trades. Over the course of the last six months, the strategy experienced 4 such trades, leading to negative performance for the period. The fund was defensively positioned prior to the August correction, but the market uptrends throughout the period were not sustained enough to allow it to compensate for the small losing trades. As with all defensive trend following managers, we accept the frustration of small losing trades as preferable to potential devastating losses should an August-like correction turn into something much more dramatic and devastating.

Stadion Observations and Market Outlook

With many US equity markets still trading near all-time highs, sideways action and market consolidation can be expected as participants struggle with future expectations, including questions around how much longer the bull market might last? How much upside is left? What is the risk vs reward tradeoff? What impact will an impending rate hike have on the economy? Will added stimulus measures by the European Central Bank and the Bank of Japan help fuel global growth and provide further opportunities in equities?

Over the course of the 6 month reporting period, we have seen a continuation of the markets being led by very large capitalization stocks. This is generally not a healthy sign. We would prefer to see good performance across a broader array of stocks. This situation will eventually resolve itself with outcomes ranging from the broader market falling in line with large caps in what would be a good sign that the markets might continue reaching for new highs, to the large caps deteriorating along with the broader indices. For this reason, we will continue to prudently manage measured participation in the markets with sound defensive strategies.

Because we believe that the one constant in the markets is that, no matter its direction, it is doomed to change, at Stadion we avoid making market predictions, instead favoring processes designed to play out over full market cycles because all markets move in cycles. During market highs, it is easy to favor added gain over risk management. Unfortunately, the less it seems to matter, the closer we may be to its relevance. Our mission is to manage to market cycles with a full suite of investment strategies guided by Stadion’s defensive bias. Underperformance in good markets is like homeowners coverage, a premium paid for protection when its needed. At Stadion we firmly believe in risk management at all times.

Semi-Annual Report | November 30, 2015	3

Stadion Investment Trust	Letter to Shareholders

November 30, 2015 (Unaudited)

Thank you for your entrusting your serious money to Stadion. Please feel free to contact us with any questions or concerns.

Sincerely,
Stadion Money Management

Brad Thompson, CFA
 Chief Investment Officer

The views in this report were those of the Funds’ investment adviser as of the date of this Report and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Funds and do not constitute investment advice.

Investment in the Funds are subject to investment risks, including, without limitation, market risk, management style risk, risks related to “fund of funds” structure, sector risk, fixed income risk, tracking risk, risks related to ETF net asset value and market price, foreign securities risk, risks related to portfolio turnover and small capitalization companies risk. Since the Funds are a “fund of funds,” an investor will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

Derivative instruments can be volatile and the potential loss to the Funds may exceed the Funds’ initial investment. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. The Funds could also experience losses if they are unable to close out a position because the market for an instrument or position is or becomes illiquid.

Options are financial derivatives that represent a contract sold by one party (option writer) to another party (option holder). The contract offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date).

An Option Collar is a protective options strategy that is implemented after a long postion in a stock has experienced substantial gains. It is created by purchasing an out of the money put option while simultaneously writing an out of the money call option.

The Funds’ foreign investments generally carry more risks than funds that invest strictly in U.S. assets, including currency risk, geographic risk, and emerging market risk. Risks can also result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. More information about these risks and other risks can be found in the Funds’ prospectus.

Barclays Capital US Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated investment-grade fixed income securities with remaining maturities of one year and longer.

Barclays U.S. Corporate High Yield Index covers the U.S. dollar-denominated, non-investment grade fixed-rate, taxable corporate bond market.

MSCI EM Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

MSCI EAFE Index (Europe, Australasia, Far East) is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

The Morningstar Multi-Alternative Category is a benchmark created and published by Morningstar and defines Alternative as “Alternative funds may take short positions or invest in currencies, derivatives, or other instruments.”

The Morningstar Tactical Allocation Category is a benchmark created and published by Morningstar and is defined as “Portfolios seek to provide capital appreciation and income by actively shifting allocations between asset classes.”

The Morningstar Long/Short Equity Category is a benchmark created and published by Morningstar and is defined as “portfolios hold sizable stakes in both long and short positions in equities and related derivatives. Some funds that fall into this category will shift their exposure to long and short positions depending on their macro outlook or the opportunities they uncover through bottomup research. Some funds may simply hedge long stock positions through exchange-traded funds or derivatives.”

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Stadion Investment Trust	Letter to Shareholders

November 30, 2015 (Unaudited)

The HFRX Absolute Return Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance.

Nasdaq Composite Index is a stock market index of common stocks and similar securities listed on the Nasdaq stock market. It is highly followed in the U.S. as an indicator of the performance of technology and growth company stocks.

The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index.

The Russell 2000 Small Cap Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

One may not invest directly in an index, which is unmanaged and does not incur fees, expenses or taxes.

Correlation is a measure of how investments move in relation to one another. A correlation of 1 means the two asset classes move exactly in line with each other, while a correlation of -1 means they move in the exact opposite direction.

Semi-Annual Report | November 30, 2015	5

Stadion Tactical Growth Fund	Performance Information

November 30, 2015 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Tactical Growth Fund(a) , the S&P 500® Total Return Index and 80% S&P 500® and 20% Barclays Capital U.S. Aggregate Bond Index

Average Annual Total Returns(b) (for periods ended November 30, 2015)

	6 Month	1 Year	5 Year	10 Year	Since Inception(d)
Stadion Tactical Growth Fund ‐ A – NAV(c)	‐2.69%	‐1.48%	9.11%	6.70%	6.43%
Stadion Tactical Growth Fund ‐ A ‐ POP(c)	‐8.33%	‐7.15%	7.83%	6.07%	5.89%
Stadion Tactical Growth Fund ‐ C ‐ NAV(c)	‐3.02%	‐2.17%	8.30%	5.91%	5.64%
Stadion Tactical Growth Fund ‐ C ‐ CDSC(c)	‐3.99%	‐3.07%	8.30%	5.91%	5.64%
Stadion Tactical Growth Fund ‐ I ‐ NAV	‐2.49%	‐1.16%	9.40%	6.98%	6.71%
S&P 500® Total Return Index	‐0.21%	2.75%	14.40%	7.48%	7.75%(e)
80% S&P 500® and 20% Barclays Capital US Aggregate Bond Index	‐0.10%	2.55%	12.19%	7.11%	7.29%(e)

(a)
The line graph above represents performance of Class I shares only, which will vary from the performance of Class A and Class C shares based on the difference in loads and fees paid by shareholders in different classes.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.

(c)
The performance shown includes that of the predecessor Fund, the ETF Market Opportunity Fund, a series of Aviemore Trust, which was reorganized into the Fund, as of the close of business on March 29, 2013. Performance information for Class A and Class C shares prior to April 1, 2013, reflects the performance of Class I shares adjusted for the higher expenses paid by Class A and Class C shares.

(d)
Class I, Class A and C shares of the Fund commenced operations on May 3, 2004, April 1, 2013 and April 1, 2013, respectively. The performance shown for Class A and C shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Fund’s Class I shares, the initial share class, calculated using the fees and expenses of Class A and C shares respectively and without the effect of any fee and expense limitations or waivers. If Class A and C shares of the Fund had been available during periods prior to  April 1, 2013, the performance shown may have been different.

(e)	Represents the period from May 3, 2004 (date of original public offering of Class I shares) through November 30, 2015.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

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Stadion Tactical Growth Fund	Performance Information

November 30, 2015 (Unaudited)

The Total Annual Fund Operating Expenses for Class A, Class C and Class I are 2.04%, 2.79% and 1.82%, respectively. The Fund’s investment adviser, Stadion Money Management, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has contractually agreed to waive Management Fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) of Class A, Class C and Class I shares to not more than 1.30% of the average daily net assets allocable to each Class of the Fund. The Expense Limitation Agreement is currently in effect until October 1, 2016.

POP, the “Public Offering Price”, and NAV, the “Net Asset Value” price, are terms used to describe what share price was applied to Class A and/or Class C shares at the time of purchase. A CDSC (“Contingent Deferred Sales Charge”) is a redemption fee that can be applied if purchased share are redeemed prior to a specified holding period. For additional information please consult the Fund’s Prospectus.

The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes.

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

Semi-Annual Report | November 30, 2015	7

Stadion Tactical Defensive Fund	Performance Information

November 30, 2015 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Tactical Defensive Fund(a) , the S&P 500® Total Return Index and 80% S&P 500® and 20% Barclays Capital U.S. Aggregate Bond Index

Average Annual Total Returns(b) (for periods ended November 30, 2015)

	6 Month	1 Year	5 Year	Since Inception(c)
Stadion Tactical Defensive Fund ‐ A ‐ NAV	‐6.01%	‐8.94%	2.99%	2.63%
Stadion Tactical Defensive Fund ‐ A ‐ POP	‐11.40%	‐14.21%	1.77%	1.97%
Stadion Tactical Defensive Fund ‐ C ‐ NAV	‐6.38%	‐9.67%	2.18%	1.83%
Stadion Tactical Defensive Fund ‐ C ‐ CDSC	‐7.31%	‐10.57%	2.18%	1.83%
Stadion Tactical Defensive Fund ‐ I ‐ NAV	‐5.94%	‐8.78%	3.18%	2.83%
S&P 500® Total Return Index	‐0.21%	2.75%	14.40%	7.34%(d)
80% S&P 500® and 20% Barclays Capital US Aggregate Bond Index	‐0.10%	2.55%	12.19%	7.02%(d)

(a)
The line graph above represents performance of Class A shares only, which will vary from the performance of Class C and Class I shares based on the difference in loads and fees paid by shareholders in different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 5.75%.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.

(c)
Class A, Class C and I shares of the Fund commenced operations on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The performance shown for Class C and I shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Fund’s Class A shares, the initial share class, calculated using the fees and expenses of Class C and I shares respectively and without the effect of any fee and expense limitations or waivers. If Class C and I shares of the Fund had been available during periods prior to October 1, 2009 and May 28, 2010, respectively, the performance shown may have been different.

(d)	Represents the period from September 15, 2006 (date of original public offering of Class A shares) through November 30, 2015.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

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Stadion Tactical Defensive Fund	Performance Information

November 30, 2015 (Unaudited)

The Total Annual Fund Operating Expenses for Class A, Class C and Class I are 2.16%, 2.94% and 1.98%, respectively. The Fund’s investment advisor, Stadion Money Management, LLC (the “Advisor”) has agreed to waive fees and reimburse for other operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments,  if any, under a Rule 12b-1 Distribution Plan) in excess of 1.70% of the average daily net assets for Class A, Class C, and Class I, until at least October 1, 2016.

POP, the “Public Offering Price”, and NAV, the “Net Asset Value” price, are terms used to describe what share price was applied to Class A and/or Class C shares at the time of purchase. A CDSC (“Contingent Deferred Sales Charge”) is a redemption fee that can be applied if purchased shares are redeemed prior to a specified holding period. For additional information please consult the Fund’s Prospectus.

The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes.

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

Semi-Annual Report | November 30, 2015	9

Stadion Trilogy Alternative Return Fund	Performance Information

November 30, 2015 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Trilogy Alternative Return Fund(a) and the S&P 500® Total Return Index

Average Annual Total Returns(b) (for periods ended November 30, 2015)

	6 Month	1 Year	Since Inception(c)
Stadion Trilogy Alternative Return Fund - A - NAV	-1.62%	0.11%	1.95%
Stadion Trilogy Alternative Return Fund - A - POP	-7.27%	-5.64%	0.32%
Stadion Trilogy Alternative Return Fund - C - NAV	-1.91%	-0.58%	1.23%
Stadion Trilogy Alternative Return Fund - C - CDSC	-2.89%	-1.57%	1.23%
Stadion Trilogy Alternative Return Fund - I - NAV	-1.49%	0.27%	2.19%
S&P 500® Total Return Index	-0.21%	2.75%	13.41%(d)

(a)	The line graph above represents performance of Class A shares only, which will vary from the performance of Class C and Class I shares based on the difference in loads and fees paid by shareholders in different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 5.75%.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.
(c)	Class A inception: 04/02/12; Class C inception: 04/02/12; Class I inception: 04/02/12.
(d)	Represents the period from April 2, 2012 (date of original public offering of Class A shares) through November 30, 2015.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

The Total Annual Fund Operating Expenses for Class A, Class C and Class I are 1.94%, 2.70% and 1.74%, respectively. The Fund’s investment advisor, Stadion Money Management, LLC (the “Advisor”) has agreed to waive fees and reimburse for other operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments, if any, under a Rule 12b-1 Distribution Plan) in excess of 1.70% of the average daily net assets for Class A, Class C, and Class I, until at least October 1, 2016.

10	www.stadionfunds.com

Stadion Trilogy Alternative Return Fund	Performance Information

November 30, 2015 (Unaudited)

POP, the “Public Offering Price”, and NAV, the “Net Asset Value” price, are terms used to describe what share price was applied to Class A and/or Class C shares at the time of purchase. A CDSC (“Contingent Deferred Sales Charge”) is a redemption fee that can be applied if purchased shares are redeemed prior to a specified holding period. For additional information please consult the Fund’s Prospectus.

The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

Semi-Annual Report | November 30, 2015	11

Stadion Alternative Income Fund	Performance Information

November 30, 2015 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Alternative Income Fund(a) and Barclays Capital U.S.  Aggregate Bond Index

Average Annual Total Returns(b) (for periods ended November 30, 2015)

	6 Month	1 Year	Since Inception(c)
Stadion Alternative Income Fund - A - NAV	0.81%	1.64%	0.36%
Stadion Alternative Income Fund - A - POP	-4.95%	-4.18%	-1.66%
Stadion Alternative Income Fund - C - NAV	0.40%	0.85%	-0.40%
Stadion Alternative Income Fund - C - CDSC	-0.60%	-0.15%	-0.40%
Stadion Alternative Income Fund - I - NAV	0.98%	1.97%	0.61%
Barclays Capital U.S. Aggregate Bond Index	-0.12%	0.97%	1.60%(d)

(a)
The line graph above represents performance of Class A shares only, which will vary from the performance of Class C and Class I shares based on the difference in loads and fees paid by shareholders in different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 5.75%.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.

(c)
Class A inception: 12/31/12; Class C inception: 8/7/15; Class I inception: 2/14/13. The performance shown for Class C and I shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Fund’s Class A shares, the initial share class, calculated using the fees and expenses of Class C and Class I shares, respectively, and without the effect of any fee and expense limitations or waivers. If Class C and Class I shares of the Fund had been available prior to August 7, 2015 and February 14, 2013, respectively, the performance shown may have been different.

(d)	Represents the period from December 31, 2012 (date of original public offering of Class A shares) through November 30, 2015.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

The Total Annual Fund Operating Expenses for Class A, Class C and Class I are 4.16%, 5.14% and 4.14%, respectively. The Fund’s investment advisor, Stadion Money Management, LLC (the “Advisor”) has agreed to waive fees and reimburse for other operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments, if any, under a Rule 12b-1 Distribution Plan) in excess of 1.15% of the average daily net assets for Class A, Class C and Class I, until at least October 1, 2016.

12	www.stadionfunds.com

Stadion Alternative Income Fund	Performance Information

November 30, 2015 (Unaudited)

POP, the “Public Offering Price”, and NAV, the “Net Asset Value” price, are terms used to describe what share price was applied to Class A shares at the time of purchase. For additional information please consult the Fund’s Prospectus.

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

Semi-Annual Report | November 30, 2015	13

Stadion Defensive International Fund	Performance Information

November 30, 2015 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Defensive International Fund(a) , MSCI EAFE TR USD, MSCI EM (Emerging Market) TR USD and the MSCI World ex USA Index

Average Annual Total Returns(b) (for periods ended November 30, 2015)

	6 Month	1 Year	Since Inception(c)
Stadion Defensive International Fund ‐ A ‐ NAV	‐10.43%	‐10.18%	‐2.51%
Stadion Defensive International Fund ‐ A ‐ POP	‐15.58%	‐15.35%	‐4.07%
Stadion Defensive International Fund ‐ C ‐ NAV	‐10.82%	‐10.87%	‐3.24%
Stadion Defensive International Fund ‐ C ‐ CDSC	‐11.71%	‐11.75%	‐3.24%
Stadion Defensive International Fund ‐ I ‐ NAV	‐10.28%	‐9.90%	‐2.24%
MSCI EAFE TR USD	‐7.33%	‐2.52%	6.26%	(d)
MSCI EM (Emerging Markets) TR USD	‐17.47%	‐16.68%	‐3.87%	(d)
MSCI World ex USA Index	‐10.03%	‐6.91%	3.30%	(d)

(a)
The line graph above represents performance of Class A shares only, which will vary from the performance of Class C and Class I shares based on the difference in loads and fees paid by shareholders in different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 5.75%.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.

(c)	Class A inception: 04/02/12; Class C inception: 04/02/12; Class I inception: 04/02/12.
(d)	Represents the period from April 2, 2012 (date of original public offering of Class A shares) through November 30, 2015.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

The Total Annual Fund Operating Expenses for Class A, Class C and Class I are 2.73%, 3.50% and 2.61%, respectively. The Fund’s investment advisor, Stadion Money Management, LLC (the “Advisor”) has agreed to waive fees and reimburse for other operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments,  if any, under a Rule 12b-1 Distribution Plan) in excess of 1.70% of the average daily net assets for Class A, Class C, and Class I, until at least October 1, 2016.

14	www.stadionfunds.com

Stadion Defensive International Fund	Performance Information

November 30, 2015 (Unaudited)

POP, the “Public Offering Price”, and NAV, the “Net Asset Value” price, are terms used to describe what share price was applied to Class A and/or Class C shares at the time of purchase. A CDSC (“Contingent Deferred Sales Charge”) is a redemption fee that can be applied if purchased shares are redeemed prior to a specified holding period. For additional information please consult the Fund’s Prospectus.

MSCI EAFE TR USD Index (is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

MSCI EM (Emerging Market) TR USD Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The MSCI World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets excluding the United States.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

Semi-Annual Report | November 30, 2015	15

Stadion Managed Risk 100 Fund	Performance Information

November 30, 2015 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Managed Risk 100 Fund(a),   the S&P 500® Total Return Index and 80% S&P 500® and 20% Barclays Capital U.S. Aggregate Bond Index

Average Annual Total Returns(b) (for periods ended November 30, 2015)

	6 Month	1 Year	5 Year	Since Inception(c)
Stadion Managed Risk 100 Fund ‐ A ‐ NAV	‐8.06%	‐17.35%	‐2.55%	0.52%
Stadion Managed Risk 100 Fund ‐ A ‐ POP	‐13.39%	‐22.10%	‐3.69%	‐0.13%
Stadion Managed Risk 100 Fund ‐ C ‐ NAV	‐8.43%	‐17.97%	‐3.31%	‐0.26%
Stadion Managed Risk 100 Fund ‐ C ‐ CDSC	‐9.34%	‐18.79%	‐3.31%	‐0.26%
Stadion Managed Risk 100 Fund ‐ I ‐ NAV	‐7.97%	‐17.17%	‐2.34%	0.75%
S&P 500® Total Return Index	‐0.21%	2.75%	14.40%	7.34%	(d)
80% S&P 500® and 20% Barclays Capital US Aggregate Bond Index	‐0.10%	2.55%	12.19%	7.02%	(d)

(a)
The line graph above represents performance of Class A shares only, which will vary from the performance of Class C and Class I shares based on the difference in loads and fees paid by shareholders in different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 5.75%.

(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.

(c)
Class A, Class C and I shares of the Fund commenced operations on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The performance shown for Class C and I shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Fund’s Class A shares, the initial share class, calculated using the fees and expenses of Class C and I shares respectively and without the effect of any fee and expense limitations or waivers. If Class C and I shares of the Fund had been available during periods prior to October 1, 2009 and May 28, 2010, respectively, the performance shown may have been different.

(d)	Represents the period from September 15, 2006 (date of original public offering of Class A shares) through November 30, 2015.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

16	www.stadionfunds.com

Stadion Managed Risk 100 Fund	Performance Information

November 30, 2015 (Unaudited)

The Total Annual Fund Operating Expenses for Class A, Class C and Class I are 1.80%, 2.58% and 1.62%, respectively. The Fund’s investment advisor, Stadion Money Management, LLC (the “Advisor”) has agreed to waive fees and reimburse for other operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments,  if any, under a Rule 12b-1 Distribution Plan) in excess of 1.70% of the average daily net assets for Class A, Class C, and Class I, until at least October 1, 2016.

POP, the “Public Offering Price”, and NAV, the “Net Asset Value” price, are terms used to describe what share price was applied to Class A and/or Class C shares at the time of purchase. A CDSC (“Contingent Deferred Sales Charge”) is a redemption fee that can be applied if purchased shares are redeemed prior to a specified holding period. For additional information please consult the Fund’s Prospectus.

The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes.

The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

Semi-Annual Report | November 30, 2015	17

Stadion Investment Trust	Disclosure of Fund Expenses

November 30, 2015 (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, possibly including front-end and contingent deferred sales loads; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual funds’ ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables that follow are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (June 1, 2015) and held until the end of the period (November 30, 2015).

The tables that follow illustrate the Funds’ costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Funds’ actual returns, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Funds’ ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder  costs, please refer to the Funds’ prospectus.

	Beginning Account Value 6/1/15	Ending Account Value 11/30/15	Expense Ratio(a)	Expenses Paid During period 6/1/15 - 11/30/15(b)

Stadion Tactical Growth Fund - Class A
Based on Actual Fund Return	$1,000.00	$973.10	1.55%	$7.65
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.25	1.55%	$7.82
Stadion Tactical Growth Fund - Class C
Based on Actual Fund Return	$1,000.00	$969.80	2.30%	$11.33
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,013.50	2.30%	$11.58
Stadion Tactical Growth Fund - Class I
Based on Actual Fund Return	$1,000.00	$975.10	1.30%	$6.42
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.50	1.30%	$6.56

Stadion Tactical Defensive Fund - Class A
Based on Actual Fund Return	$1,000.00	$939.90	1.92%	$9.31
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,015.40	1.92%	$9.67
Stadion Tactical Defensive Fund - Class C
Based on Actual Fund Return	$1,000.00	$936.20	2.68%	$12.97
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,011.60	2.68%	$13.48
Stadion Tactical Defensive Fund - Class I
Based on Actual Fund Return	$1,000.00	$940.60	1.70%	$8.25
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.50	1.70%	$8.57

18	www.stadionfunds.com

Stadion Investment Trust	Disclosure of Fund Expenses

November 30, 2015 (Unaudited)

	Beginning Account Value 6/1/15	Ending Account Value 11/30/15	Expense Ratio(a)	Expenses Paid During period 6/1/15 - 11/30/15(b)
Stadion Trilogy Alternative Return Fund - Class A
Based on Actual Fund Return	$1,000.00	$983.80	1.87%	$9.27
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,015.65	1.87%	$9.42
Stadion Trilogy Alternative Return Fund - Class C
Based on Actual Fund Return	$1,000.00	$980.90	2.64%	$13.07
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,011.80	2.64%	$13.28
Stadion Trilogy Alternative Return Fund - Class I
Based on Actual Fund Return	$1,000.00	$985.10	1.65%	$8.19
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.75	1.65%	$8.32

Stadion Alternative Income Fund - Class A
Based on Actual Fund Return	$1,000.00	$1,008.10	1.40%	$7.03
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.00	1.40%	$7.06
Stadion Alternative Income Fund - Class C
Based on Actual Fund Return(c)	$1,000.00	$1,008.20	2.15%	$6.67
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,014.25	2.15%	$10.83
Stadion Alternative Income Fund - Class I
Based on Actual Fund Return	$1,000.00	$1,009.80	1.15%	$5.78
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.25	1.15%	$5.81

Stadion Defensive International Fund - Class A
Based on Actual Fund Return	$1,000.00	$895.70	1.95%	$9.24
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,015.25	1.95%	$9.82
Stadion Defensive International Fund - Class C
Based on Actual Fund Return	$1,000.00	$891.80	2.70%	$12.77
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,011.50	2.70%	$13.58
Stadion Defensive International Fund - Class I
Based on Actual Fund Return	$1,000.00	$897.20	1.70%	$8.06
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.50	1.70%	$8.57

Stadion Managed Risk 100 Fund - Class A
Based on Actual Fund Return	$1,000.00	$919.40	1.91%	$9.17
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,015.45	1.91%	$9.62
Stadion Managed Risk 100 Fund - Class C
Based on Actual Fund Return	$1,000.00	$915.70	2.69%	$12.88
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,011.55	2.69%	$13.53
Stadion Managed Risk 100 Fund - Class I
Based on Actual Fund Return	$1,000.00	$920.30	1.70%	$8.16
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.50	1.70%	$8.57

(a)	The Fund's expense ratios have been based on the Fund's most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183/366).
(c)
The Stadion Alternative Income Fund Class C shares commenced operations on August 10, 2015.  Actual expenses on this Fund are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days since the Fund launched (113), then divided by 366.

Semi-Annual Report | November 30, 2015	19

Stadion Tactical Growth Fund	Schedule of Investments

November 30, 2015 (Unaudited)

EXCHANGE-TRADED FUNDS - 96.72%	Shares	Value
Consumer Discretionary Select Sector SPDR® Fund	159,870	$12,914,299
Fidelity® MSCI Information Technology Index ETF	384,560	13,021,202
iShares® 1-3 Year Treasury Bond ETF	301,850	25,527,455
iShares® Core S&P® Mid-Cap ETF	179,152	26,184,856
iShares® MSCI South Korea Capped ETF	242,170	12,791,419
iShares® MSCI Taiwan ETF	947,750	12,823,058
Market Vectors® Semiconductor ETF	238,770	13,323,366
PowerShares® DB US Dollar Index Bullish Fund(a)	498,810	13,008,965
PowerShares® Financial Preferred Portfolio	695,560	13,000,016
PowerShares® Preferred Portfolio	874,460	13,003,220
Powershares® QQQ Trust Series 1	341,517	38,939,768
Vanguard® Growth ETF	354,821	38,835,158
WisdomTree® Europe Hedged Equity Fund	338,670	21,315,890

TOTAL EXCHANGE-TRADED FUNDS (Cost $245,185,346)		254,688,672

MONEY MARKET FUNDS - 3.01%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.040%, 7-day effective yield	7,910,889	$7,910,889

TOTAL MONEY MARKET FUNDS (Cost $7,910,889)		7,910,889

Total Investments, at Value - 99.73% (Cost $253,096,235)		262,599,561

Other Assets in Excess of Liabilities - 0.27%		719,220

Net Assets - 100.00%		$263,318,781

(a)	Non-income producing security.

See Notes to Financial Statements.

20	www.stadionfunds.com

Stadion Tactical Defensive Fund	Schedule of Investments

November 30, 2015 (Unaudited)

EXCHANGE-TRADED FUNDS - 98.84%	Shares	Value
First Trust Dow Jones® Internet Index Fund(a)	90,900	$6,933,852
iShares® 1-3 Year Treasury Bond ETF	65,870	5,570,626
iShares® 3-7 Year Treasury Bond ETF	22,610	2,786,682
iShares® Russell® 2000 Index Fund	49,440	5,887,810
PIMCO® Enhanced Short Maturity Active Exchange-Traded Fund	138,080	13,935,034
SPDR® Doubleline Total Return Tactical ETF	113,490	5,572,359
SPDR® S&P 500® ETF Trust	26,870	5,607,500
Technology Select Sector SPDR® Fund	189,600	8,334,816

TOTAL EXCHANGE-TRADED FUNDS (Cost $54,788,483)		54,628,679

MONEY MARKET FUNDS - 10.55%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.040%, 7-day effective yield	5,829,999	$5,829,999

TOTAL MONEY MARKET FUNDS (Cost $5,829,999)		5,829,999

Total Investments, at Value - 109.39% (Cost $60,618,482)		60,458,678

Liabilities in Excess of Other Assets - (9.39)%		(5,190,294)

Net Assets - 100.00%		$55,268,384

(a)	Non-income producing security.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2015	21

Stadion Trilogy Alternative Return Fund	Schedule of Investments

November 30, 2015 (Unaudited)

COMMON STOCKS - 47.43%	Shares	Value
Consumer Discretionary - 4.46%
Distributors - 1.21%
Genuine Parts Co.(a)	12,517	$1,134,416

Hotels, Restaurants & Leisure - 1.21%
McDonald's Corp.(a)	9,924	1,132,924

Leisure Equipment & Products - 0.99%
Polaris Industries, Inc.(a)	8,726	919,982

Media - 1.05%
Time Warner, Inc.(a)	14,016	980,839

Consumer Staples - 8.50%
Food & Staples Retailing - 2.42%
Costco Wholesale Corp.(a)	6,958	1,123,161
Sysco Corp.(a)	27,583	1,133,661
		2,256,822

Food Products - 3.67%
General Mills, Inc.(a)	19,669	1,136,081
Kellogg Co.(a)	16,655	1,145,364
McCormick & Co., Inc. - Non-Voting Shares(a)	13,369	1,148,665
		3,430,110

Household Products - 1.20%
Procter & Gamble Co.(a)	15,038	1,125,444

Tobacco - 1.21%
Reynolds American, Inc.(a)	24,437	1,130,211

Energy - 2.37%
Oil, Gas & Consumable Fuels - 2.37%
Chevron Corp.(a)	12,150	1,109,538
ConocoPhillips(a)	20,482	1,107,052
		2,216,590

Financials - 5.99%
Banks - 2.42%
US Bancorp(a)	25,862	1,135,083
Wells Fargo & Co.	20,377	1,122,773
		2,257,856

Capital Markets - 1.16%
Eaton Vance Corp.(a)	30,039	1,079,001

Insurance - 2.41%
Aflac, Inc.(a)	17,298	1,128,521
Brown & Brown, Inc.(a)	34,700	1,126,362
		2,254,883

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Stadion Trilogy Alternative Return Fund	Schedule of Investments

November 30, 2015 (Unaudited)

COMMON STOCKS - 47.43% (continued)	Shares	Value
Health Care - 4.74%
Health Care Equipment & Supplies - 1.16%
Abbott Laboratories(a)	24,189	$1,086,570

Pharmaceuticals - 3.58%
Eli Lilly & Co.(a)	13,418	1,100,813
Johnson & Johnson(a)	11,068	1,120,524
Merck & Co., Inc.(a)	21,099	1,118,458
		3,339,795

Industrials - 8.30%
Aerospace & Defense - 2.34%
Lockheed Martin Corp.(a)	4,998	1,095,362
United Technologies Corp.(a)	11,401	1,095,066
		2,190,428

Commercial Services & Supplies - 1.21%
Waste Management, Inc.(a)	20,934	1,125,621

Electrical Equipment - 1.21%
Emerson Electric Co.(a)	22,626	1,131,300

Machinery - 1.22%
Illinois Tool Works, Inc.(a)	12,163	1,143,079

Miscellaneous Manufacturing - 1.19%
General Electric Co.	37,080	1,110,175

Trading Companies & Distributors - 1.13%
WW Grainger, Inc.(a)	5,269	1,056,645

Information Technology - 3.63%
Communications Equipment - 1.22%
Harris Corp.(a)	13,665	1,135,972

IT Services - 1.20%
Automatic Data Processing, Inc.(a)	12,990	1,120,517

Software - 1.21%
Microsoft Corp.(a)	20,856	1,133,524

Materials - 2.43%
Chemicals - 1.21%
Ecolab, Inc.(a)	9,515	1,133,808

Containers & Packaging - 1.22%
AptarGroup, Inc.(a)	15,290	1,138,799

Technology - 1.15%
Computers - 1.15%
International Business Machines Corp.(a)	7,670	1,069,351

Semi-Annual Report | November 30, 2015	23

Stadion Trilogy Alternative Return Fund	Schedule of Investments

November 30, 2015 (Unaudited)

COMMON STOCKS - 47.43% (continued)	Shares	Value
Telecommunication - 1.22%
Diversified Telecommunication Services - 1.22%
AT&T, Inc.(a)	33,904	$1,141,548

Utilities - 4.64%
Electric Utilities - 2.40%
Eversource Energy(a)	22,084	1,125,180
Southern Co.(a)	25,056	1,115,994
		2,241,174
Gas Utilities - 1.06%
National Fuel Gas Co.(a)	21,728	993,404

Multi-Utilities - 1.18%
Dominion Resources, Inc.(a)	16,380	1,103,521

TOTAL COMMON STOCKS (Cost $35,027,843)		44,314,309

EXCHANGE-TRADED FUNDS - 42.54%	Shares	Value
iShares® 1-3 Year Credit Bond ETF(a)	121,215	$12,733,636
iShares® Baa - Ba Rated Corporate Bond ETF	90,142	4,505,297
iShares® iBoxx® $Investment Grade Corporate Bond ETF	38,990	4,519,331
iShares® Intermediate Credit Bond ETF(a)	83,017	8,994,062
iShares® MBS Bond ETF(a)	82,470	8,988,405

TOTAL EXCHANGE-TRADED FUNDS (Cost $39,983,027)		39,740,731

OPEN-END FUNDS - 5.16%	Shares	Value
Allianz GI Short Duration High Income Fund, Institutional Shares	324,044	$4,818,535

TOTAL OPEN-END FUNDS (Cost $5,000,000)		4,818,535

PURCHASED OPTION CONTRACTS - 6.54%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 2.15%
S&P 500® Index:
	12/04/2015	$2,200	55	$137
	12/11/2015	2,225	55	413
	12/19/2015	2,200	55	1,375
	12/24/2015	2,175	55	4,950
	12/31/2015	2,200	55	3,575
	01/08/2016	2,200	55	6,463
	06/17/2016	2,000	40	590,400
	06/17/2016	2,050	40	456,000
	06/17/2016	2,100	40	335,800
	12/16/2016	2,050	40	611,600
				2,010,713
Put Option Contracts - 4.39%
iPATH S&P 500® VIX Short-Term Futures ETN:
	12/18/2015	20	1,000	210,000
	03/18/2016	20	600	241,500
	06/17/2016	14	1,000	161,000

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Stadion Trilogy Alternative Return Fund	Schedule of Investments

November 30, 2015 (Unaudited)

PURCHASED OPTION CONTRACTS - 6.54% (continued)	Expiration Date	Strike Price	Contracts	Value
Put Option Contracts - 4.39% (continued)
S&P 500® Index:
	12/11/2015	$1,950	30	$4,950
	12/19/2015	1,800	100	6,750
	12/19/2015	1,975	55	28,325
	12/24/2015	1,875	55	11,825
	12/31/2015	1,950	55	40,425
	01/08/2016	1,930	55	47,575
	03/18/2016	1,900	100	284,000
	06/17/2016	1,900	200	1,098,000
	12/16/2016	1,750	100	645,000
SPDR® S&P 500® ETF Trust:
	03/18/2016	180	100	17,750
	06/17/2016	175	1,200	382,800
	12/16/2016	175	400	262,600
	12/16/2016	180	300	226,650
	06/16/2017	180	400	432,600
				4,101,750
TOTAL PURCHASED OPTION CONTRACTS (Cost $9,970,034)				6,112,463

MONEY MARKET FUNDS - 0.69%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government
Portfolio, 0.040%, 7-day effective yield(a)	641,710	$641,710

TOTAL MONEY MARKET FUNDS (Cost $641,710)		641,710

Total Investments, at Value - 102.36% (Cost $90,622,614)		95,627,748

Written Option Contracts - (3.09)%		(2,891,125)

Other Assets in Excess of Liabilities - 0.73%		688,357

Net Assets - 100.00%		$93,424,980

(a)	All or portion of this security is held as collateral for written options.

Semi-Annual Report | November 30, 2015	25

Stadion Trilogy Alternative Return Fund	Schedule of Investments

November 30, 2015 (Unaudited)

WRITTEN OPTION CONTRACTS - 3.09%	Expiration Date	Strike Price	Contracts	Premiums Received	Value
Call Option Contracts - 1.28%
S&P 500® Index:
	12/19/2015	$2,065	40	$88,884	$150,200
	12/19/2015	2,090	55	198,190	120,450
	12/24/2015	2,030	55	246,040	368,500
	12/24/2015	2,110	40	83,138	59,200
	12/31/2015	2,090	55	192,690	158,125
	12/31/2015	2,100	40	91,939	93,200
	01/08/2016	2,070	55	241,365	250,250
				1,142,246	1,199,925
Put Option Contracts - 1.81%
S&P 500® Index:
	12/11/2015	2,090	30	119,463	71,100
	12/19/2015	1,600	100	544,846	1,750
	12/19/2015	2,090	55	217,165	163,625
	12/24/2015	2,030	55	259,790	82,225
	12/31/2015	2,090	55	229,265	202,400
	01/08/2016	2,070	55	228,440	188,100
	03/18/2016	1,700	100	349,846	103,000
	06/17/2016	1,700	200	819,692	516,000
	12/16/2016	1,550	100	706,646	363,000
				3,475,153	1,691,200

Total Written Option Contracts				$4,617,399	$2,891,125

See Notes to Financial Statements.

26	www.stadionfunds.com

Stadion Alternative Income Fund	Schedule of Investments

November 30, 2015 (Unaudited)

COMMON STOCKS - 94.51%	Shares	Value
Basic Materials - 1.76%
Chemicals - 1.76%
Air Products & Chemicals, Inc.(a)	6,940	$950,017

Communications - 1.77%
Telecommunications - 1.77%
Verizon Communications, Inc.(a)	21,050	956,723

Consumer Discretionary - 4.06%
Distributors - 1.93%
Genuine Parts Co.(a)	11,520	1,044,058

Hotels, Restaurants & Leisure - 2.13%
McDonald's Corp.(a)	10,090	1,151,874

Consumer Staples - 7.37%
Food & Staples Retailing - 1.83%
Sysco Corp.(a)	24,120	991,332

Food Products - 3.65%
General Mills, Inc.(a)	16,970	980,187
Kellogg Co.(a)	14,460	994,414
		1,974,601

Household Products - 1.89%
Procter & Gamble Co.(a)	13,650	1,021,566

Consumer, Cyclical - 3.59%
Retail - 1.67%
Target Corp.(a)	12,470	904,075

Toys/Games/Hobbies - 1.92%
Mattel, Inc.(a)	41,700	1,036,662

Consumer, Non-cyclical - 9.61%
Agriculture - 1.91%
Altria Group, Inc.(a)	17,920	1,032,192

Beverages - 3.86%
PepsiCo, Inc.(a)	10,370	1,038,659
The Coca-Cola Co.(a)	24,580	1,047,600
		2,086,259

Food - 1.85%
The JM Smucker Co.(a)	8,260	1,001,029

Household Products/Wares - 1.99%
Kimberly-Clark Corp.(a)	9,020	1,074,733

Semi-Annual Report | November 30, 2015	27

Stadion Alternative Income Fund	Schedule of Investments

November 30, 2015 (Unaudited)

COMMON STOCKS - 94.51% (continued)	Shares	Value
Energy - 7.89%
Oil, Gas & Consumable Fuels - 6.11%
Chevron Corp.(a)	12,320	$1,125,062
ConocoPhillips(a)	20,550	1,110,728
Exxon Mobil Corp.(a)	13,060	1,066,480
		3,302,270

Pipelines - 1.78%
Spectra Energy Corp.	36,790	963,898

Financials - 11.15%
Banks - 3.71%
JPMorgan Chase & Co.(a)	15,120	1,008,202
Wells Fargo & Co.(a)	18,110	997,861
		2,006,063

Capital Markets - 1.84%
Eaton Vance Corp.(a)	27,690	994,625

Diversified Financial Services - 1.84%
CME Group, Inc.(a)	10,210	997,006

Insurance - 2.00%
Aflac, Inc.(a)	16,560	1,080,374

REITS - 1.76%
HCP, Inc.	26,800	952,204

Health Care - 7.09%
Health Care Equipment & Supplies - 1.73%
Abbott Laboratories(a)	20,860	937,031

Pharmaceuticals - 5.36%
Eli Lilly & Co.(a)	11,540	946,742
Johnson & Johnson(a)	10,160	1,028,598
Merck & Co., Inc.(a)	17,380	921,314
		2,896,654

Industrials - 13.45%
Aerospace & Defense - 3.82%
Lockheed Martin Corp.(a)	4,760	1,043,202
United Technologies Corp.(a)	10,610	1,019,090
		2,062,292

Commercial Services & Supplies - 1.91%
Waste Management, Inc.(a)	19,220	1,033,460

Electrical Equipment - 1.88%
Emerson Electric Co.(a)	20,350	1,017,500

Machinery - 1.99%
Illinois Tool Works, Inc.(a)	11,450	1,076,071

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Stadion Alternative Income Fund	Schedule of Investments

November 30, 2015 (Unaudited)

COMMON STOCKS - 94.51% (continued)	Shares	Value
Industrials - 13.45% (continued)
Miscellaneous Manufacturing - 3.85%
3M Co.(a)	6,760	$1,058,481
General Electric Co.	34,128	1,021,792
		2,080,273

Information Technology - 6.12%
Communications Equipment - 1.93%
Harris Corp.(a)	12,530	1,041,619

IT Services - 1.96%
Automatic Data Processing, Inc.(a)	12,270	1,058,410

Software - 2.23%
Microsoft Corp.(a)	22,240	1,208,744

Technology - 6.04%
Computers - 1.69%
International Business Machines Corp.(a)	6,560	914,595

Semiconductors - 2.19%
Intel Corp.(a)	34,040	1,183,571

Software - 2.16%
Paychex, Inc.(a)	21,500	1,166,375

Telecommunication - 1.81%
Diversified Telecommunication Services - 1.81%
AT&T, Inc.(a)	29,140	981,144

Utilities - 12.80%
Electric - 5.53%
MDU Resources Group, Inc.(a)	54,790	954,442
NextEra Energy, Inc.(a)	9,660	964,648
SCANA Corp.(a)	18,080	1,069,251
		2,988,341

Electric Utilities - 5.54%
Entergy Corp.(a)	14,740	982,126
Eversource Energy(a)	20,150	1,026,642
Southern Co.(a)	22,190	988,343
		2,997,111

Gas - 1.73%
CenterPoint Energy, Inc.	55,250	936,487

TOTAL COMMON STOCKS (Cost $50,491,771)		51,101,239

Semi-Annual Report | November 30, 2015	29

Stadion Alternative Income Fund	Schedule of Investments

November 30, 2015 (Unaudited)

PURCHASED OPTION CONTRACTS - 3.70%	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 0.06%
S&P 500® Index:
	12/19/2015	$2,250	270	$3,375
	01/15/2016	2,250	310	11,780
	06/17/2016	2,800	98	1,225
	12/16/2016	2,600	25	4,625
	12/16/2016	2,800	116	9,860
				30,865
Put Option Contracts - 3.64%
S&P 500® Index	01/15/2016	$1,925	70	$76,650
SPDR® S&P 500® ETF Trust:
	06/17/2016	190	980	549,780
	12/16/2016	180	250	188,875
	12/16/2016	190	1,160	1,153,620
				1,968,925
TOTAL PURCHASED OPTION CONTRACTS (Cost $2,448,316)				1,999,790

MONEY MARKET FUNDS - 2.00%			Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.040%, 7-day effective yield			1,080,526	$1,080,526

TOTAL MONEY MARKET FUNDS (Cost $1,080,526)				1,080,526

Total Investments, at Value - 100.21% (Cost $54,020,613)				54,181,555

Written Option Contracts - (2.73)%				(1,477,600)

Other Assets in Excess of Liabilities - 2.52%				1,363,094

Net Assets - 100.00%				$54,067,049

(a)	All or portion of this security is held as collateral for written options.

WRITTEN OPTION CONTRACTS - 2.73%	Expiration Date	Strike Price	Contracts	Premiums Received	Value
Call Option Contracts - 2.07%
S&P 500® Index:
	01/15/2016	$2,100	310	$1,025,622	$930,000
	12/16/2016	2,200	25	136,137	188,500
				1,161,759	1,118,500

Put Option Contracts - 0.66%
S&P 500® Index	01/15/2016	$2,100	70	$335,892	$359,100
				335,892	359,100

Total Written Option Contracts				$1,497,651	$1,477,600

See Notes to Financial Statements.

30	www.stadionfunds.com

Stadion Defensive International Fund	Schedule of Investments

November 30, 2015 (Unaudited)

EXCHANGE-TRADED FUNDS - 59.45%	Shares	Value
iShares® MSCI ACWI Index Fund	12,755	$736,729
iShares® MSCI EAFE Index Fund	45,610	2,766,247
iShares® MSCI Emerging Markets ETF	31,570	1,073,064
PIMCO® Enhanced Short Maturity Active Exchange-Traded Fund	9,130	921,400

TOTAL EXCHANGE-TRADED FUNDS (Cost $5,551,424)		5,497,440

MONEY MARKET FUNDS - 40.56%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.040%, 7-day effective yield	3,750,185	$3,750,185

TOTAL MONEY MARKET FUNDS (Cost $3,750,185)		3,750,185

Total Investments, at Value - 100.01% (Cost $9,301,609)		9,247,625

Liabilities in Excess of Other Assets - (0.01)%		(1,319)

Net Assets - 100.00%		$9,246,306

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2015	31

Stadion Managed Risk 100 Fund	Schedule of Investments

November 30, 2015 (Unaudited)

EXCHANGE-TRADED FUNDS - 99.31%	Shares	Value
First Trust Dow Jones® Internet Index Fund(a)	162,870	$12,423,724
iShares® Russell 2000® Index Fund	134,960	16,072,386
SPDR® S&P 500® ETF Trust	147,320	30,744,211
Technology Select Sector SPDR® Fund	698,320	30,698,147
Vanguard® Mega Cap Growth ETF	356,870	30,519,522

TOTAL EXCHANGE-TRADED FUNDS (Cost $120,758,717)		120,457,990

MONEY MARKET FUNDS - 24.37%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.040%, 7-day effective yield	29,552,302	$29,552,302

TOTAL MONEY MARKET FUNDS (Cost $29,552,302)		29,552,302

Total Investments, at Value - 123.68% (Cost $150,311,019)		150,010,292

Liabilities in Excess of Other Assets - (23.68)%		(28,716,355)

Net Assets - 100.00%		$121,293,937

(a)	Non-income producing security.

See Notes to Financial Statements.

32	www.stadionfunds.com

Stadion Investment Trust	Statements of Assets and Liabilities

November 30, 2015 (Unaudited)

	Stadion Tactical Growth Fund	Stadion Tactical Defensive Fund	Stadion Trilogy Alternative Return Fund
ASSETS
Investments in securities:
At acquisition cost	$253,096,235	$60,618,482	$90,622,614
At value (Note 2)	$262,599,561	$60,458,678	$95,627,748
Deposits with broker for written options contracts	–	–	636,011
Dividends receivable	–	–	179,237
Receivable for capital shares sold	1,418,370	2,731	15,242
Receivable for investment securities sold	–	980,586	–
Interest receivable	570	266	12
Other assets	58,705	37,785	35,691
TOTAL ASSETS	264,077,206	61,480,046	96,493,941

LIABILITIES
Written Options at value (Notes 2 and 6) (premiums received $–, $– and $4,617,399, respectively)	–	–	2,891,125
Payable for capital shares redeemed	462,184	241,399	18,132
Payable for investment securities purchased	–	5,869,354	–
Payable to Advisor (Note 5)	197,671	57,299	96,534
Payable to Directors	–	131	293
Accrued distribution fees (Note 5)	61,984	14,831	17,077
Accrued compliance fees (Note 5)	1,247	1,479	2,159
Payable to administrator (Note 5)	16,780	3,911	8,446
Other accrued expenses	18,559	23,258	35,195
TOTAL LIABILITIES	758,425	6,211,662	3,068,961

NET ASSETS	$263,318,781	$55,268,384	$93,424,980

Net assets consist of:
Paid-in capital	$261,982,734	$54,703,516	$90,761,759
Accumulated net investment income (loss)	(652,532)	(553,688)	348,829
Accumulated net realized gains (losses) from investments and written option contracts	(7,514,747)	1,278,360	(4,417,016)
Net unrealized appreciation (depreciation) on investments and written option contracts	9,503,326	(159,804)	6,731,408
NET ASSETS	$263,318,781	$55,268,384	$93,424,980

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares	$72,237,917	$24,661,931	$38,575,898
Class A shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	7,127,612	2,188,992	3,683,100
Net asset value, offering price and redemption price per share (Note 1)	$10.13	$11.27	$10.47
Maximum offering price per share (Note 1)	$10.75	$11.96	$11.11
PRICING OF CLASS C SHARES
Net assets applicable to Class C shares	$63,634,795	$11,611,098	$11,026,191
Class C shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	6,402,690	1,083,006	1,071,954
Net asset value, offering price and redemption price per share (Note 1)	$9.94	$10.72	$10.29
PRICING OF CLASS I SHARES
Net assets applicable to Class I shares	$127,446,069	$18,995,355	$43,822,891
Class I shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	12,497,347	1,665,870	4,172,060
Net asset value, offering price and redemption price per share (Note 1)	$10.20	$11.40	$10.50

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2015	33

Stadion Investment Trust	Statements of Assets and Liabilities

November 30, 2015 (Unaudited)

	Stadion Alternative Income Fund	Stadion Defensive International Fund	Stadion Managed Risk 100 Fund
ASSETS
Investments in securities:
At acquisition cost	$54,020,613	$9,301,609	$150,311,019
At value (Note 2)	$54,181,555	$9,247,625	$150,010,292
Deposits with broker for written options contracts	1,112,570	–	–
Dividends receivable	246,372	–	–
Receivable for capital shares sold	36,058	7,503	13,826
Interest receivable	33	76	1,216
Other assets	21,374	15,476	45,979
TOTAL ASSETS	55,597,962	9,270,680	150,071,313

LIABILITIES
Written Options at value (Notes 2 and 6) (premiums received $1,497,651, $– and $–, respectively)	1,477,600	–	–
Payable for capital shares redeemed	13,514	2,700	238,002
Payable for investment securities purchased	–	–	28,254,101
Payable to Advisor (Note 5)	26,081	3,210	129,885
Payable to Directors	–	233	1,590
Accrued distribution fees (Note 5)	275	1,382	40,518
Accrued compliance fees (Note 5)	116	472	4,521
Payable to administrator (Note 5)	3,534	786	8,453
Other accrued expenses	9,793	15,591	100,306
TOTAL LIABILITIES	1,530,913	24,374	28,777,376

NET ASSETS	$54,067,049	$9,246,306	$121,293,937

Net assets consist of:
Paid-in capital	$53,370,780	$10,771,793	$169,529,477
Accumulated net investment income (loss)	280,067	(121,334)	(1,915,072)
Accumulated net realized gains (losses) from investments, futures and written option contracts	235,209	(1,350,169)	(46,019,741)
Net unrealized appreciation (depreciation) on investments and written option contracts	180,993	(53,984)	(300,727)
NET ASSETS	$54,067,049	$9,246,306	$121,293,937

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares	$1,416,739	$6,022,384	$57,940,951
Class A shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	145,877	694,655	6,680,064
Net asset value, offering price and redemption price per share (Note 1)	$9.71	$8.67	$8.67
Maximum offering price per share (Note 1)	$10.30	$9.20	$9.20
PRICING OF CLASS C SHARES
Net assets applicable to Class C shares	$11,142	$149,408	$31,842,884
Class C shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	1,155	17,593	3,856,253
Net asset value, offering price and redemption price per share (Note 1)	$9.65	$8.49	$8.26
PRICING OF CLASS I SHARES
Net assets applicable to Class I shares	$52,639,168	$3,074,514	$31,510,102
Class I shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	5,446,640	352,375	3,589,772
Net asset value, offering price and redemption price per share (Note 1)	$9.66	$8.73	$8.78

See Notes to Financial Statements.

34	www.stadionfunds.com

Stadion Investment Trust	Statements of Operations

For the Six Months Ended November 30, 2015 (Unaudited)

	Stadion Tactical Growth Fund	Stadion Tactical Defensive Fund	Stadion Trilogy Alternative Return Fund
INVESTMENT INCOME
Dividends	$1,484,966	$375,621	$1,267,554
TOTAL INVESTMENT INCOME	1,484,966	375,621	1,267,554

EXPENSES
Investment advisory fees (Note 5)	1,293,109	390,144	620,671
Distribution fees, Class A (Note 5)	84,532	33,527	49,077
Distribution fees, Class C (Note 5)	227,859	60,113	57,962
Transfer agent fees, Common (Note 5)	50,650	25,280	21,287
Transfer agent fees, Class A (Note 5)	6,519	3,941	7,893
Transfer agent fees, Class C (Note 5)	10,662	2,276	3,399
Transfer agent fees, Class I (Note 5)	23,410	9,195	18,056
Administrative fees (Note 5)	89,863	25,725	42,876
Registration and filing fees	35,287	19,402	23,041
Professional fees	28,534	15,166	21,223
Custodian fees	8,819	3,715	5,257
Compliance fees (Note 5)	19,966	6,861	10,663
Trustees' fees	12,314	4,245	6,765
Printing of shareholder reports	16,028	6,784	5,433
Other expenses	27,502	13,862	25,096
TOTAL EXPENSES	1,935,054	620,236	918,699

Expenses waived/reimbursed by the Advisor (Note 5)	(185,371)	(1,582)	–
NET EXPENSES	1,749,683	618,654	918,699

NET INVESTMENT INCOME (LOSS)	(264,717)	(243,033)	348,855

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from investments	(7,933,204)	(123,101)	(5,056,400)
Net realized gains from written option contracts	–	–	5,632,762
Net change in unrealized appreciation (depreciation) on investments	3,221,106	(3,598,554)	(468,091)
Net change in unrealized depreciation on written option contracts	–	–	(2,053,254)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(4,712,098)	(3,721,655)	(1,944,983)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,976,815)	$(3,964,688)	$(1,596,128)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2015	35

Stadion Investment Trust	Statements of Operations

For the Six Months Ended November 30, 2015 (Unaudited)

	Stadion Alternative Income Fund		Stadion Defensive International Fund	Stadion Managed Risk 100 Fund
INVESTMENT INCOME
Dividends	$678,376		$103,273	$474,853
TOTAL INVESTMENT INCOME	678,376		103,273	474,853

EXPENSES
Investment advisory fees (Note 5)	162,754		75,181	949,141
Distribution fees, Class A (Note 5)	2,480		10,468	92,014
Distribution fees, Class C (Note 5)	9	(a)	796	199,771
Transfer agent fees, Common (Note 5)	15,255		19,499	60,626
Transfer agent fees, Class A (Note 5)	148		84	18,297
Transfer agent fees, Class C (Note 5)	–	(a)	16	15,546
Transfer agent fees, Class I (Note 5)	10,426		1,925	26,210
Administrative fees (Note 5)	16,100		5,340	62,604
Registration and filing fees	20,230		18,904	21,952
Professional fees	9,442		9,578	31,688
Custodian fees	5,545		2,527	8,735
Compliance fees (Note 5)	3,113		1,539	17,852
Trustees' fees	843		1,042	12,278
Printing of shareholder reports	3,417		3,380	22,172
Other expenses	3,831		4,304	51,763
TOTAL EXPENSES	253,593		154,583	1,590,649

Expenses waived/reimbursed by the Advisor (Note 5)	(30,908)		(41,073)	(7,868)
NET EXPENSES	222,685		113,510	1,582,781

NET INVESTMENT INCOME (LOSS)	455,691		(10,237)	(1,107,928)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from investments	594,783		(1,319,949)	(12,988,506)
Net realized losses from written option contracts	(388,979)		–	–
Net realized loss on futures contracts	–		(46,189)	–
Net change in unrealized appreciation on investments	216,494		63,704	592,707
Net change in unrealized appreciation on written option contracts	14,097		–	–
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	436,395		(1,302,434)	(12,395,799)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$892,086		$(1,312,671)	$(13,503,727)

(a)	The Stadion Alternative Income Fund Class C shares commenced operations on August 10, 2015.

See Notes to Financial Statements.

36	www.stadionfunds.com

Stadion Investment Trust	Statements of Changes in Net Assets

	Stadion Tactical Growth Fund		Stadion Tactical Defensive Fund
	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015
FROM OPERATIONS
Net investment loss	$(264,717)	$(155,087)	$(243,033)	$(298,954)
Net realized gains (losses) from investments	(7,933,204)	3,301,405	(123,101)	2,475,438
Net realized capital gain distributions from other investment companies	–	2,815	–	–
Net change in unrealized appreciation (depreciation) on investments	3,221,106	955,351	(3,598,554)	(741,147)
Net increase (decrease) in net assets resulting from operations	(4,976,815)	4,104,484	(3,964,688)	1,435,337

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income, Class A	–	(80,455)	–	–
Distributions from net investment income, Class C	–	(7,596)	–	–
Distributions from net investment income, Class I	–	(149,054)	–	–
Distributions from net realized gains, Class A	–	(1,715,528)	–	(47,991)
Distributions from net realized gains, Class C	–	(377,442)	–	(11,066)
Distributions from net realized gains, Class I	–	(2,398,952)	–	(12,701)
Decrease in net assets from distributions to shareholders	–	(4,729,027)	–	(71,757)

FROM CAPITAL SHARE TRANSACTIONS (Note 7)
Class A
Proceeds from sales of shares	34,928,008	60,307,357	3,843,316	21,706,342
Net asset value of shares issued in reinvestment of distributions	–	1,709,989	–	47,348
Payments for shares redeemed	(19,984,113)	(20,134,628)	(6,551,760)	(36,938,218)
Net increase (decrease) in net assets from Class A share transactions	14,943,895	41,882,718	(2,708,444)	(15,184,528)

Class C
Proceeds from sales of shares	32,449,994	33,420,312	2,946,416	8,018,453
Net asset value of shares issued in reinvestment of distributions	–	374,920	–	10,598
Payments for shares redeemed	(2,219,724)	(308,361)	(2,694,269)	(3,762,858)
Net increase in net assets from Class C share transactions	30,230,270	33,486,871	252,147	4,266,193

Class I
Proceeds from sales of shares	66,421,904	87,755,561	5,466,901	24,351,708
Net asset value of shares issued in reinvestment of distributions	–	2,518,872	–	9,602
Payments for shares redeemed	(34,872,410)	(20,715,122)	(10,276,317)	(6,583,502)
Net increase (decrease) in net assets from Class I share transactions	31,549,494	69,559,311	(4,809,416)	17,777,808

TOTAL NET INCREASE (DECREASE) IN NET ASSETS	71,746,844	144,304,357	(11,230,401)	8,223,052

NET ASSETS:
Beginning of period	191,571,937	47,267,580	66,498,785	58,275,733
End of period	$263,318,781	$191,571,937	$55,268,384	$66,498,785

ACCUMULATED NET INVESTMENT LOSS	$(652,532)	$(387,815)	$(553,688)	$(310,655)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2015	37

Stadion Investment Trust	Statements of Changes in Net Assets

	Stadion Trilogy Alternative Return Fund		Stadion Alternative Income Fund
	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015
FROM OPERATIONS
Net investment income	$348,855	$521,966	$455,691	$69,169
Net realized gains (losses) from investments	(5,056,400)	2,220,196	594,783	116,402
Net realized gains (losses) from written option contracts	5,632,762	(98,070)	(388,979)	29,988
Net realized losses from securities sold short	–	(275,386)	–	–
Net change in unrealized appreciation (depreciation) on investments	(468,091)	(3,827,734)	216,494	(188,480)
Net change in unrealized appreciation (depreciation) on written option contracts	(2,053,254)	2,901,041	14,097	5,954
Net increase (decrease) in net assets resulting from operations	(1,596,128)	1,442,013	892,086	33,033

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income, Class A	(66,538)	(240,535)	(20,897)	(61,449)
Distributions from net investment income, Class C(a)	–	(15,223)	(2)	–
Distributions from net investment income, Class I	(139,107)	(170,616)	(180,243)	(11,697)
Decrease in net assets from distributions to shareholders	(205,645)	(426,374)	(201,142)	(73,145)

FROM CAPITAL SHARE TRANSACTIONS (Note 7)
Class A
Proceeds from sales of shares	5,281,117	12,361,169	504,074	5,642,411
Net asset value of shares issued in reinvestment of distributions	65,868	228,788	18,568	32,824
Payments for shares redeemed	(5,996,277)	(61,103,243)	(4,278,956)	(2,504,258)
Net increase (decrease) in net assets from Class A share transactions	(649,292)	(48,513,286)	(3,756,314)	3,170,977

Class C(a)
Proceeds from sales of shares	1,540,514	2,574,903	11,000	–
Net asset value of shares issued in reinvestment of distributions	–	13,911	2	–
Payments for shares redeemed	(1,935,253)	(12,731,878)	–	–
Net increase (decrease) in net assets from Class C share transactions	(394,739)	(10,143,064)	11,002	–

Class I
Proceeds from sales of shares	9,564,348	44,284,719	56,985,817	301,287
Net asset value of shares issued in reinvestment of distributions	138,106	167,513	180,110	10,736
Payments for shares redeemed	(18,013,438)	(38,874,539)	(5,713,963)	(3,915,552)
Net increase (decrease) in net assets from Class I share transactions	(8,310,984)	5,577,693	51,451,964	(3,603,529)

TOTAL NET INCREASE (DECREASE) IN NET ASSETS	(11,156,788)	(52,063,018)	48,397,596	(472,665)

NET ASSETS:
Beginning of period	104,581,768	156,644,786	5,669,453	6,142,118
End of period	$93,424,980	$104,581,768	$54,067,049	$5,669,453

ACCUMULATED NET INVESTMENT INCOME	$348,829	$205,619	$280,067	$25,518

(a)	The Stadion Alternative Income Fund Class C shares commenced operations on August 10, 2015.

See Notes to Financial Statements.

38	www.stadionfunds.com

Stadion Investment Trust	Statements of Changes in Net Assets

	Stadion Defensive International Fund		Stadion Managed Risk 100 Fund
	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015
FROM OPERATIONS
Net investment income (loss)	$(10,237)	$193,111	$(1,107,928)	$(827,955)
Net realized gains (losses) from investments	(1,319,949)	387,897	(12,988,506)	(9,375,169)
Net realized losses from futures contracts	(46,189)	(317,362)	–	–
Net realized capital gain distributions from other investment companies	–	60,901	–	379,315
Net change in unrealized appreciation (depreciation) on investments	63,704	(759,587)	592,707	(1,445,827)
Net decrease in net assets resulting from operations	(1,312,671)	(435,040)	(13,503,727)	(11,269,636)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income, Class A	–	(131,852)	–	–
Distributions from net investment income, Class C	–	(570)	–	–
Distributions from net investment income, Class I	–	(11,350)	–	–
Distributions from net realized gains, Class A	–	(176,753)	–	–
Distributions from net realized gains, Class C	–	(1,732)	–	–
Distributions from net realized gains, Class I	–	(12,988)	–	–
Decrease in net assets from distributions to shareholders	–	(335,245)	–	–

FROM CAPITAL SHARE TRANSACTIONS (Note 7)
Class A
Proceeds from sales of shares	605,457	7,553,273	1,790,417	14,797,138
Net asset value of shares issued in reinvestment of distributions	–	284,579	–	–
Payments for shares redeemed	(4,951,385)	(11,555,818)	(37,494,485)	(175,593,508)
Net decrease in net assets from Class A share transactions	(4,345,928)	(3,717,966)	(35,704,068)	(160,796,369)

Class C
Proceeds from sales of shares	24,465	71,306	395,688	2,361,785
Net asset value of shares issued in reinvestment of distributions	–	2,302	–	–
Payments for shares redeemed	(9,879)	(64,571)	(13,940,281)	(42,698,261)
Net increase (decrease) in net assets from Class C share transactions	14,586	9,037	(13,544,593)	(40,336,476)

Class I
Proceeds from sales of shares	37,985	4,249,391	1,078,683	44,079,429
Net asset value of shares issued in reinvestment of distributions	–	24,338	–	–
Payments for shares redeemed	(412,009)	(10,210,901)	(16,426,660)	(90,243,154)
Net decrease in net assets from Class I share transactions	(374,024)	(5,937,172)	(15,347,977)	(46,163,725)

TOTAL NET DECREASE IN NET ASSETS	(6,018,037)	(10,416,386)	(78,100,365)	(258,566,207)

NET ASSETS:
Beginning of period	15,264,343	25,680,729	199,394,302	457,960,509
End of period	$9,246,306	$15,264,343	$121,293,937	$199,394,302

ACCUMULATED NET INVESTMENT LOSS	$(121,334)	$(111,097)	$(1,915,072)	$(807,144)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2015	39

Stadion Tactical Growth Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015		Year Ended May 31, 2014(a)	For the Period May 1, 2013 to May 31, 2013(b)		For the Period April 1, 2013 (Commencement of operations) to April 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$10.41		$10.35		$10.22	$10.27		$10.10

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(c)(d)	(0.01)		(0.02)		(0.05)	(0.01)		(0.02)
Net realized and unrealized gain (loss) on investments	(0.27)		0.92		1.32	(0.04)		0.19
Total from investment operations	(0.28)		0.90		1.27	(0.05)		0.17
LESS DISTRIBUTIONS:
Dividends from net investment income	–		(0.03)		–	–		–
Distributions from net realized gains	–		(0.81)		(1.14)	–		–
Total distributions	–		(0.84)		(1.14)	–		–

NET ASSET VALUE, END OF PERIOD	$10.13		$10.41		$10.35	$10.22		$10.27

TOTAL RETURN(e)	(2.69%)	(f)	8.78%		12.75%	(0.49%)	(f)	1.68%	(f)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$72,238		$59,366		$17,305	$3,430		$1

Ratio of total expenses to average net assets(g)	1.70%	(h)(i)	1.84%	(i)	1.85%	5.21%	(h)(i)	2.83%	(h)(i)

Ratio of net expenses to average net assets(g)	1.55%	(h)	1.69%		1.85%	1.95%	(h)	1.95%	(h)

Ratio of net investment loss to average net assets(c)(g)	(0.18%)	(h)	(0.21%)		(0.47%)	(1.95%)	(h)	(1.95%)	(h)

PORTFOLIO TURNOVER RATE	164%	(f)	333%		324%	50%	(f)	294%	(f)(j)

(a)	Prior to March 28, 2014, the Stadion Tactical Growth Fund was known as the Stadion Market Opportunity Fund™.
(b)	Effective May 31, 2013, the Tactical Growth Fund changed its fiscal year from April 30 to May 31.
(c)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(d)	Per share amounts were calculated using average shares method.
(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Not annualized.
(g)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(h)	Annualized.
(i)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).
(j)	Portfolio turnover rate is calculated at the Fund Level and represents the year ended April 30, 2013.

See Notes to Financial Statements.

40	www.stadionfunds.com

Stadion Tactical Growth Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015		Year Ended May 31, 2014(a)	For the Period May 1, 2013 to May 31, 2013(b)		For the Period April 1, 2013 (Commencement of operations) to April 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$10.25		$10.26		$10.21	$10.26		$10.10

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(c)(d)	(0.05)		(0.12)		(0.15)	(0.02)		(0.02)
Net realized and unrealized gain (loss) on investments	(0.26)		0.93		1.33	(0.03)		0.18
Total from investment operations	(0.31)		0.81		1.18	(0.05)		0.16
LESS DISTRIBUTIONS:
Dividends from net investment income	–		(0.01)		–	–		–
Distributions from net realized gains	–		(0.81)		(1.13)	–		–
Total distributions	–		(0.82)		(1.13)	–		–

NET ASSET VALUE, END OF PERIOD	$9.94		$10.25		$10.26	$10.21		$10.26

TOTAL RETURN(e)	(3.02%)	(f)	7.96%		11.87%	(0.49%)	(f)	1.58%	(f)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$63,635		$34,402		$1,242	$1		$1

Ratio of total expenses to average net assets(g)	2.48%	(h)(i)	2.59%	(i)	2.64%	3.01%	(h)(i)	3.51%	(h)(i)

Ratio of net expenses to average net assets(g)	2.30%	(h)	2.37%		2.64%	2.70%	(h)	2.70%	(h)

Ratio of net investment loss to average net assets(c)(g)	(1.00%)	(h)	(1.16%)		(1.49%)	(2.70%)	(h)	(2.70%)	(h)

PORTFOLIO TURNOVER RATE	164%	(f)	333%		324%	50%	(f)	294%	(f)(j)

(a)	Prior to March 28, 2014, the Stadion Tactical Growth Fund was known as the Stadion Market Opportunity Fund™.
(b)	Effective May 31, 2013, the Tactical Growth Fund changed its fiscal year from April 30 to May 31.
(c)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(d)	Per share amounts were calculated using average shares method.
(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Not annualized.
(g)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(h)	Annualized.
(i)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).
(j)	Portfolio turnover rate is calculated at the Fund Level and represents the year ended April 30, 2013.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2015	41

Stadion Tactical Growth Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015		Year Ended May 31, 2014(a)	For the Period May 1, 2013 to May 31, 2013(b)		Year Ended April 30, 2013		Year Ended April 30, 2012	Year Ended April 30, 2011
NET ASSET VALUE, BEGINNING OF PERIOD	$10.46		$10.38		$10.23	$10.27		$11.20		$13.13	$11.79

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(c)(d)	0.00	(e)	0.00	(e)	(0.02)	(0.01)		(0.02)		(0.08)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.26)		0.94		1.31	(0.03)		0.90		0.11	2.50
Total from investment operations	(0.26)		0.94		1.29	(0.04)		0.88		0.03	2.40
LESS DISTRIBUTIONS:
Dividends from net investment income	–		(0.05)		–	–		–		–	–
Distributions from net realized gains	–		(0.81)		(1.14)	–		(1.81)		(1.96)	(1.06)
Total distributions	–		(0.85)		(1.14)	–		(1.81)		(1.96)	(1.06)

NET ASSET VALUE, END OF PERIOD	$10.20		$10.46		$10.38	$10.23		$10.27		$11.20	$13.13

TOTAL RETURN(f)	(2.49%)	(g)	9.07%		12.96%	(0.39%)	(g)	9.90%		1.70%	21.26%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$127,446		$97,804		$28,721	$24,024		$22,169		$29,546	$81,248

Ratio of total expenses to average net assets(h)	1.48%	(i)(j)	1.62%	(j)	1.59%	1.98%	(i)(j)	1.81%	(j)	1.75%	1.75%

Ratio of net expenses to average net assets(h)	1.30%	(i)	1.43%		1.59%	1.70%	(i)	1.75%		N/A	N/A

Ratio of net investment income (loss) to average net assets(c)(h)	0.05%	(i)	0.02%		(0.22%)	(1.70%)	(i)	(0.21%)		(0.66%)	(0.86%)

PORTFOLIO TURNOVER RATE	164%	(g)	333%		324%	50%	(g)	294%		262%	201%

(a)	Prior to March 28, 2014, the Stadion Tactical Growth Fund was known as the Stadion Market Opportunity Fund™.
(b)	Effective May 31, 2013, the Tactical Growth Fund changed its fiscal year from April 30 to May 31.
(c)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(d)	Per share amounts were calculated using average shares method.
(e)	Amount rounds to less than $0.01 per share or less than 1%

42	www.stadionfunds.com

Stadion Tactical Growth Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

(f)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(g)	Not annualized.
(h)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(i)	Annualized.
(j)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2015	43

Stadion Tactical Defensive Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		Year Ended May 31, 2012		Year Ended May 31, 2011
NET ASSET VALUE, BEGINNING OF PERIOD	$11.99		$11.69		$11.99		$10.37		$11.72		$10.22

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(b)	(0.04)	(c)	(0.04)	(c)	(0.04)	(c)	0.02	(c)	(0.09)		(0.10)
Net realized and unrealized gain (loss) on investments	(0.68)		0.35		0.53		1.60		(0.72)		1.60
Total from investment operations	(0.72)		0.31		0.49		1.62		(0.81)		1.50
LESS DISTRIBUTIONS:
Dividends from net investment income	–		–		(0.01)		–		–		–
Distributions from net realized gains	–		(0.01)		(0.78)		–		(0.54)		–
Total distributions	–		(0.01)		(0.79)		–		(0.54)		–

NET ASSET VALUE, END OF PERIOD	$11.27		$11.99		$11.69		$11.99		$10.37		$11.72

TOTAL RETURN(d)	(6.01%)	(e)	2.67%		4.12%		15.62%		(6.75%)		14.68%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$24,662		$29,073		$43,136		$33,813		$33,892		$50,470

Ratio of total expenses to average net assets(f)	1.92%	(g)	1.88%	(h)	1.89%		2.00%	(h)	1.91%	(h)	1.97%	(h)

Ratio of net expenses to average net assets(f)	1.92%	(g)	1.88%		1.89%		1.95%		1.89%		1.95%

Ratio of net investment income (loss) to average net assets(b)(f)	(0.70%)	(g)	(0.33%)		(0.34%)		0.14%		(0.67%)		(0.94%)

PORTFOLIO TURNOVER RATE	430%	(e)	482%		529%		455%		826%		476%

(a)	Prior to March 28, 2014, the Stadion Tactical Defensive Fund was known as the Stadion Core Advantage Fund.
(b)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.
(f)
The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(g)	Annualized.
(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

44	www.stadionfunds.com

Stadion Tactical Defensive Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		Year Ended May 31, 2012		Year Ended May 31, 2011
NET ASSET VALUE, BEGINNING OF PERIOD	$11.45		$11.26		$11.64		$10.16		$11.59		$10.17

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.08)	(c)	(0.13)	(c)	(0.13)	(c)	(0.07)	(c)	(0.18)		(0.14)
Net realized and unrealized gain (loss) on investments	(0.65)		0.33		0.53		1.55		(0.71)		1.56
Total from investment operations	(0.73)		0.20		0.40		1.48		(0.89)		1.42
LESS DISTRIBUTIONS:
Dividends from net investment income	–		–		(0.00)	(d)	–		–		–
Distributions from net realized gains	–		(0.01)		(0.78)		–		(0.54)		–
Total distributions	–		(0.01)		(0.78)		–		(0.54)		–

NET ASSET VALUE, END OF PERIOD	$10.72		$11.45		$11.26		$11.64		$10.16		$11.59

TOTAL RETURN(e)	(6.38%)	(f)	1.80%		3.47%		14.57%		(7.54%)		13.96%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$11,611		$12,145		$7,807		$5,060		$5,253		$6,028

Ratio of total expenses to average net assets(g)	2.68%	(h)	2.66%		2.67%		3.20%	(i)	3.12%	(i)	3.45%	(i)

Ratio of net expenses to average net assets(g)	2.68%	(h)	2.66%		2.67%		2.70%		2.70%		2.70%

Ratio of net investment loss to average net assets(b)(g)	(1.49%)	(h)	(1.16%)		(1.13%)		(0.61%)		(1.48%)		(1.79%)

PORTFOLIO TURNOVER RATE	430%	(f)	482%		529%		455%		826%		476%

(a)	Prior to March 28, 2014, the Stadion Tactical Defensive Fund was known as the Stadion Core Advantage Fund.
(b)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)	Amount rounds to less than $0.01 per share or less than 1%
(e)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)	Not annualized.
(g)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(h)	Annualized.
(i)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2015	45

Stadion Tactical Defensive Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		Year Ended May 31, 2012		Year Ended May 31, 2011
NET ASSET VALUE, BEGINNING OF PERIOD	$12.12		$11.80		$12.07		$10.42		$11.76		$10.22

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(b)	(0.03)	(c)	(0.03)	(c)	(0.02)	(c)	0.02	(c)	(0.05)		(0.04)
Net realized and unrealized gain (loss) on investments	(0.69)		0.36		0.55		1.63		(0.75)		1.58
Total from investment operations	(0.72)		0.33		0.53		1.65		(0.80)		1.54
LESS DISTRIBUTIONS:
Dividends from net investment income	–		–		(0.02)		–		–		–
Distributions from net realized gains	–		(0.01)		(0.78)		–		(0.54)		–
Total distributions	–		(0.01)		(0.80)		–		(0.54)		–

NET ASSET VALUE, END OF PERIOD	$11.40		$12.12		$11.80		$12.07		$ 10.42		$11.76

TOTAL RETURN(d)	(5.94%)	(e)	2.82%		4.42%		15.83%		(6.65%)		15.07%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$18,995		$25,280		$7,333		$4,945		$2,636		$1,433

Ratio of total expenses to average net assets(f)	1.71%	(g)(h)	1.70%	(h)	1.73%	(h)	2.38%	(h)	3.05%	(h)	7.98%	(h)

Ratio of net expenses to average net assets(f)	1.70%	(g)	1.70%		1.70%		1.70%		1.70%		1.70%

Ratio of net investment income (loss) to average net assets(b)(f)	(0.51%)	(g)	(0.28%)		(0.19%)		0.20%		(0.53%)		(1.03%)

PORTFOLIO TURNOVER RATE	430%	(e)	482%		529%		455%		826%		476%

(a)	Prior to March 28, 2014, the Stadion Tactical Defensive Fund was known as the Stadion Core Advantage Fund.
(b)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.
(f)
The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(g)	Annualized.
(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

46	www.stadionfunds.com

Stadion Trilogy Alternative Return Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		For the Period April 2, 2012 (Commencement of operations) to May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$10.66		$10.53		$10.41		$9.85		$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment income(b)	0.04	(c)	0.04	(c)	0.04	(c)	0.07	(c)	0.00	(d)
Net realized and unrealized gain (loss) on investments	(0.21)		0.12		0.11		0.67		(0.15)
Total from investment operations	(0.17)		0.16		0.15		0.74		(0.15)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.02)		(0.03)		(0.03)		(0.05)		–
Distributions from net realized gains	–		–		–		(0.13)		–
Total distributions	(0.02)		(0.03)		(0.03)		(0.18)		–

NET ASSET VALUE, END OF PERIOD	$10.47		$10.66		$10.53		$10.41		$9.85

TOTAL RETURN(e)	(1.62%)	(f)	1.54%		1.45%		7.53%		(1.50%)	(f)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$38,576		$39,896		$88,261		$68,967		$49,507

Ratio of total expenses to average net assets(g)	1.87%	(h)	1.82%		1.76%		1.93%		2.21%	(h)(i)

Ratio of net expenses to average net assets(g)	1.87%	(h)	1.82%		1.76%		1.93%		1.95%	(h)

Ratio of net investment income to average net assets(b)(g)	0.69%	(h)	0.38%		0.34%		0.66%		0.34%	(h)

PORTFOLIO TURNOVER RATE	14%	(f)	37%		15%		42%		0%	(d)(f)

(a)	Prior to March 28, 2014, the Stadion Trilogy Alternative Return Fund was known as the Stadion Trilogy Fund™.
(b)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)	Amount rounds to less than $0.01 per share or less than 1%
(e)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)	Not annualized.
(g)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(h)	Annualized.
(i)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2015	47

Stadion Trilogy Alternative Return Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		For the Period April 2, 2012 (Commencement of operations) to May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$10.49		$10.42		$10.35		$9.85		$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.00)	(c)(d)	(0.04)	(c)	(0.04)	(c)	(0.01)	(c)	(0.00)	(d)
Net realized and unrealized gain (loss) on investments	(0.20)		0.12		0.11		0.67		(0.15)
Total from investment operations	(0.20)		0.08		0.07		0.66		(0.15)
LESS DISTRIBUTIONS:
Dividends from net investment income	–		(0.01)		–		(0.03)		–
Distributions from net realized gains	–		–		–		(0.13)		–
Total distributions	–		(0.01)		–		(0.16)		–

NET ASSET VALUE, END OF PERIOD	$10.29		$10.49		$10.42		$10.35		$9.85

TOTAL RETURN(e)	(1.91%)	(f)	0.75%		0.68%		6.72%		(1.50%)	(f)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$11,026		$11,654		$21,805		$11,570		$50

Ratio of total expenses to average net assets(g)	2.64%	(h)(i)	2.58%		2.52%		3.36%	(i)	61.13%	(h)(i)

Ratio of net expenses to average net assets(g)	2.64%	(h)	2.58%		2.52%		2.70%		2.70%	(h)

Ratio of net investment loss to average net assets(b)(g)	(0.08%)	(h)	(0.36%)		(0.41%)		(0.10%)		(0.11%)	(h)

PORTFOLIO TURNOVER RATE	14%	(f)	37%		15%		42%		0%	(d)(f)

(a)	Prior to March 28, 2014, the Stadion Trilogy Alternative Return Fund was known as the Stadion Trilogy Fund™.
(b)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)	Amount rounds to less than $0.01 per share or less than 1%
(e)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)	Not annualized.
(g)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(h)	Annualized.
(i)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

48	www.stadionfunds.com

Stadion Trilogy Alternative Return Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		For the Period April 2, 2012 (Commencement of operations) to May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$10.69		$10.55		$10.42		$9.86		$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment income(b)	0.05	(c)	0.07	(c)	0.06	(c)	0.10	(c)	0.01
Net realized and unrealized gain (loss) on investments	(0.21)		0.12		0.11		0.66		(0.15)
Total from investment operations	(0.16)		0.19		0.17		0.76		(0.14)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.03)		(0.05)		(0.04)		(0.07)		–
Distributions from net realized gains	–		–		–		(0.13)		–
Total distributions	(0.03)		(0.05)		(0.04)		(0.20)		–

NET ASSET VALUE, END OF PERIOD	$10.50		$10.69		$10.55		$10.42		$9.86

TOTAL RETURN(d)	(1.49%)	(e)	1.78%		1.64%		7.75%		(1.40%)	(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$43,823		$53,031		$46,578		$18,956		$1

Ratio of total expenses to average net assets(f)	1.65%	(g)(h)	1.62%		1.57%		2.01%	(h)	1,259.15%	(g)(h)

Ratio of net expenses to average net assets(f)	1.65%	(g)	1.62%		1.57%		1.70%		1.70%	(g)

Ratio of net investment income to average net assets(b)(f)	0.90%	(g)	0.70%		0.54%		0.94%		0.51%	(g)

PORTFOLIO TURNOVER RATE	14%	(e)	37%		15%		42%		0%	(e)(i)

(a)	Prior to March 28, 2014, the Stadion Trilogy Alternative Return Fund was known as the Stadion Trilogy Fund™.
(b)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.
(f)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(g)	Annualized.
(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).
(i)	Amount rounds to less than $0.01 per share or less than 1%

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2015	49

Stadion Alternative Income Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015		Year Ended May 31, 2014		For the Period December 31, 2012 (Commencement of operations) to May 31, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$9.72		$9.89		$9.91		$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment income(a)(b)	0.07		0.15		0.15		0.06
Net realized and unrealized gain (loss) on investments	0.01		(0.13)		(0.06)	(c)	(0.15)
Total from investment operations	0.08		0.02		0.09		(0.09)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.09)		(0.19)		(0.11)		–
Total distributions	(0.09)		(0.19)		(0.11)		–

NET ASSET VALUE, END OF PERIOD	$9.71		$9.72		$9.89		$9.91

TOTAL RETURN(d)	0.81%	(e)	0.24%		0.91%		(0.90%)	(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$1,417		$5,226		$2,065		$1,667

Ratio of total expenses to average net assets(f)	2.04%	(g)(h)	3.77%	(h)	2.55%	(h)	10.69%	(g)(h)

Ratio of net expenses to average net assets(f)	1.40%	(g)	1.40%		1.40%		1.40%	(g)

Ratio of net investment income to average net assets(b)(f)	1.48%	(g)	1.52%		1.53%		1.52%	(g)

PORTFOLIO TURNOVER RATE	16%	(e)	485%		294%		84%	(e)

(a)	Per share amounts were calculated using average shares method.
(b)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)
Net realized and unrealized loss on investments per share does not correlate to aggregate of the net realized and unrealized gain in the Statements of Operations for the year ended May 31, 2014, primarily due to the timing of the sales and repurchases of the Fund's shares in relation to the fluctuating market values for the Fund's portfolio.

(d)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.
(f)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(g)	Annualized.
(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

50	www.stadionfunds.com

Stadion Alternative Income Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Period August 10, 2015 (Commencement of operations) to November 30, 2015 (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.59

INCOME (LOSS) FROM OPERATIONS:
Net investment income(a)(b)	0.06
Net realized and unrealized gain on investments	0.02
Total from investment operations	0.08
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.02)
Total distributions	(0.02)

NET ASSET VALUE, END OF PERIOD	$9.65

TOTAL RETURN(c)	0.82%	(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$11

Ratio of total expenses to average net assets(e)	2.26%	(f)(g)

Ratio of net expenses to average net assets(e)	2.15%	(f)

Ratio of net investment income to average net assets(b)(e)	2.05%	(f)

PORTFOLIO TURNOVER RATE	16%	(d)

(a)	Per share amounts were calculated using average shares method.
(b)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.
(e)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(f)	Annualized.
(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements

Semi-Annual Report | November 30, 2015	51

Stadion Alternative Income Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015		Year Ended May 31, 2014		For the Period February 14, 2013 (Commencement of operations) to May 31, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$9.60		$9.89		$9.91		$9.91

INCOME (LOSS) FROM OPERATIONS:
Net investment income(a)(b)	0.12		0.30		0.17		0.04
Net realized and unrealized loss on investments	(0.03)		(0.25)		(0.07)	(c)	(0.04)
Total from investment operations	0.09		0.05		0.10		0.00
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.03)		(0.34)		(0.12)		–
Total distributions	(0.03)		(0.34)		(0.12)		–

NET ASSET VALUE, END OF PERIOD	$9.66		$9.60		$9.89		$9.91

TOTAL RETURN(d)	0.98%	(e)	0.58%		1.09%		0.00%	(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$52,639		$444		$4,077		$1,519

Ratio of total expenses to average net assets(f)	1.29%	(g)(h)	3.75%	(h)	2.29%	(h)	14.50%	(g)(h)

Ratio of net expenses to average net assets(f)	1.15%	(g)	1.15%		1.15%		1.15%	(g)

Ratio of net investment income to average net assets(b)(f)	2.43%	(g)	2.96%		1.72%		1.42%	(g)

PORTFOLIO TURNOVER RATE	16%	(e)	485%		294%		84%	(e)(i)

(a)	Per share amounts were calculated using average shares method.
(b)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)
Net realized and unrealized loss on investments per share does not correlate to aggregate of the net realized and unrealized gain in the Statements of Operations for the year ended May 31, 2014, primarily due to the timing of the sales and repurchases of the Fund's shares in relation to the fluctuating market values for the Fund's portfolio.

(d)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.
(f)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(g)	Annualized.
(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).
(i)	Represents the period December 31, 2012 (commencement of operations of the Fund) to May 31, 2013.

See Notes to Financial Statements.

52	www.stadionfunds.com

Stadion Defensive International Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		For the Period April 2, 2012 (Commencement of operations) to May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$9.68		$10.10		$10.16		$9.54		$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(b)	(0.01)	(c)	0.12	(c)	(0.10)	(c)	(0.01)	(c)	(0.01)
Net realized and unrealized gain (loss) on investments	(1.00)		(0.37)		0.31		0.68		(0.45)
Total from investment operations	(1.01)		(0.25)		0.21		0.67		(0.46)
LESS DISTRIBUTIONS:
Dividends from net investment income	–		(0.07)		–		(0.05)		–
Distributions from net realized gains	–		(0.10)		(0.27)		–		–
Total distributions	–		(0.17)		(0.27)		(0.05)		–

NET ASSET VALUE, END OF PERIOD	$8.67		$9.68		$10.10		$10.16		$9.54

TOTAL RETURN(d)	(10.43%)	(e)	(2.40%)		2.07%		7.04%		(4.60%)	(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$6,022		$11,284		$15,853		$13,723		$8,721

Ratio of total expenses to average net assets(f)	2.58%	(g)(h)	2.33%	(h)	2.09%	(h)	2.82%	(h)	5.31%	(g)(h)

Ratio of net expenses to average net assets(f)	1.95%	(g)	1.95%		1.95%		1.95%		1.95%	(g)

Ratio of net investment income (loss) to average net assets(b)(f)	(0.15%)	(g)	1.22%		(0.97%)		(0.15%)		(1.94%)	(g)

PORTFOLIO TURNOVER RATE	455%	(e)	450%		627%		804%		21%	(e)

(a)	Prior to March 28, 2014, the Stadion Defensive International Fund was known as the Stadion Olympus Fund™.
(b)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.
(f)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(g)	Annualized.
(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2015	53

Stadion Defensive International Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		For the Period April 2, 2012 (Commencement of operations) to May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$9.52		$9.96		$10.09		$9.53		$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.05)	(c)	(0.00)	(c)(d)	(0.17)	(c)	(0.15)	(c)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.98)		(0.31)		0.30		0.74		(0.43)
Total from investment operations	(1.03)		(0.31)		0.13		0.59		(0.47)
LESS DISTRIBUTIONS:
Dividends from net investment income	–		(0.03)		–		(0.03)		–
Distributions from net realized gains	–		(0.10)		(0.26)		–		–
Total distributions	–		(0.13)		(0.26)		(0.03)		–

NET ASSET VALUE, END OF PERIOD	$8.49		$9.52		$9.96		$10.09		$9.53

TOTAL RETURN(e)	(10.82%)	(f)	(3.06%)		1.32%		6.19%		(4.70%)	(f)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$149		$153		$151		$64		$1

Ratio of total expenses to average net assets(g)	3.42%	(h)(i)	3.10%	(i)	2.82%	(i)	73.16%	(i)	1,345.00%	(h)(i)

Ratio of net expenses to average net assets(g)	2.70%	(h)	2.70%		2.70%		2.70%		2.70%	(h)

Ratio of net investment loss to average net assets(b)(g)	(1.19%)	(h)	(0.03%)		(1.71%)		(1.49%)		(2.70%)	(h)

PORTFOLIO TURNOVER RATE	455%	(f)	450%		627%		804%		21%	(f)

(a)	Prior to March 28, 2014, the Stadion Defensive International Fund was known as the Stadion Olympus Fund™.
(b)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)	Amount rounds to less than $0.01 per share or less than 1%
(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Not annualized.
(g)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(h)	Annualized.
(i)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

54	www.stadionfunds.com

Stadion Defensive International Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		For the Period April 2, 2012 (Commencement of operations) to May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$9.73		$10.14		$10.18		$9.55		$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(b)	(0.01)	(c)	0.01	(c)	(0.08)	(c)	(0.09)	(c)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.99)		(0.23)		0.31		0.79		(0.42)
Total from investment operations	(1.00)		(0.22)		0.23		0.70		(0.45)
LESS DISTRIBUTIONS:
Dividends from net investment income	–		(0.09)		–		(0.07)		–
Distributions from net realized gains	–		(0.10)		(0.27)		–		–
Total distributions	–		(0.19)		(0.27)		(0.07)		–

NET ASSET VALUE, END OF PERIOD	$8.73		$9.73		$10.14		$10.18		$9.55

TOTAL RETURN(d)	(10.28%)	(e)	(2.15%)		2.29%		7.31%		(4.50%)	(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$3,075		$3,828		$9,677		$5,935		$1

Ratio of total expenses to average net assets(f)	2.50%	(g)(h)	2.21%	(h)	1.91%	(h)	3.63%	(h)	1,342.77%	(g)(h)

Ratio of net expenses to average net assets(f)	1.70%	(g)	1.70%		1.70%		1.70%		1.70%	(g)

Ratio of net investment income (loss) to average net assets(b)(f)	(0.17%)	(g)	0.11%		(0.77%)		(0.90%)		(1.70%)	(g)

PORTFOLIO TURNOVER RATE	455%	(e)	450%		627%		804%		21%	(e)

(a)	Prior to March 28, 2014, the Stadion Defensive International Fund was known as the Stadion Olympus Fund™.
(b)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)	Amount rounds to less than $0.01 per share or less than 1%
(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Not annualized.
(g)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(h)	Annualized.
(i)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2015	55

Stadion Managed Risk 100 Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		Year Ended May 31, 2012	Year Ended May 31, 2011
NET ASSET VALUE, BEGINNING OF PERIOD	$9.43		$9.90		$10.35		$9.38		$9.93	$9.64

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.06)	(c)	(0.01)	(c)	(0.07)	(c)	(0.00)	(c)(d)	(0.17)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.70)		(0.46)		(0.38)		0.97		(0.28)	0.46
Total from investment operations	(0.76)		(0.47)		(0.45)		0.97		(0.45)	0.40
LESS DISTRIBUTIONS:
Distributions from net realized gains	–		–		–		–		(0.10)	(0.11)
Total distributions	–		–		–		–		(0.10)	(0.11)

NET ASSET VALUE, END OF PERIOD	$8.67		$9.43		$9.90		$10.35		$9.38	$9.93

TOTAL RETURN(e)	(8.06%)	(f)	(4.75%)		(4.35%)		10.34%		(4.45%)	4.07%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$57,941		$100,049		$266,853		$371,779		$407,202	$981,387

Ratio of total expenses to average net assets(g)	1.91%	(h)	1.65%		1.53%		1.59%		1.51%	1.50%

Ratio of net investment loss to average net assets(b)(g)	(1.29%)	(h)	(0.12%)		(0.66%)		(0.01%)		(1.03%)	(0.82%)

PORTFOLIO TURNOVER RATE	1,007%	(f)	1,046%		1,079%		737%		1,967%	1,018%

(a)	Prior to March 28, 2014, the Stadion Managed Risk 100 Fund was known as the Stadion Managed Fund.
(b)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)	Amount rounds to less than $0.01 per share or less than 1%
(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Not annualized.
(g)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(h)	Annualized.

See Notes to Financial Statements.

56	www.stadionfunds.com

Stadion Managed Risk 100 Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		Year Ended May 31, 2012	Year Ended May 31, 2011
NET ASSET VALUE, BEGINNING OF PERIOD	$9.02		$9.54		$10.05		$9.18		$9.79	$9.59

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.09)	(c)	(0.09)	(c)	(0.14)	(c)	(0.07)	(c)	(0.21)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.67)		(0.43)		(0.37)		0.94		(0.30)	0.41
Total from investment operations	(0.76)		(0.52)		(0.51)		0.87		(0.51)	0.31
LESS DISTRIBUTIONS:
Distributions from net realized gains	–		–		–		–		(0.10)	(0.11)
Total distributions	–		–		–		–		(0.10)	(0.11)

NET ASSET VALUE, END OF PERIOD	$8.26		$9.02		$9.54		$10.05		$9.18	$9.79

TOTAL RETURN(d)	(8.43%)	(e)	(5.45%)		(5.07%)		9.48%		(5.13%)	3.15%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$31,843		$49,008		$92,384		$141,797		$159,112	$228,541

Ratio of total expenses to average net assets(f)	2.69%	(g)	2.43%		2.29%		2.35%		2.30%	2.28%

Ratio of net investment loss to average net assets(b)(f)	(2.08%)	(g)	(0.91%)		(1.43%)		(0.77%)		(1.80%)	(1.65%)

PORTFOLIO TURNOVER RATE	1,007%	(e)	1,046%		1,079%		737%		1,967%	1,018%

(a)	Prior to March 28, 2014, the Stadion Managed Risk 100 Fund was known as the Stadion Managed Fund.
(b)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Not annualized.
(f)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(g)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2015	57

Stadion Managed Risk 100 Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		Year Ended May 31, 2012	Year Ended May 31, 2011
NET ASSET VALUE, BEGINNING OF PERIOD	$9.54		$9.99		$10.43		$9.43		$9.96	$9.64

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(b)	(0.05)	(c)	0.01	(c)	(0.04)	(c)	0.02	(c)	(0.06)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.71)		(0.46)		(0.40)		0.98		(0.37)	0.48
Total from investment operations	(0.76)		(0.45)		(0.44)		1.00		(0.43)	0.43
LESS DISTRIBUTIONS:
Distributions from net realized gains	–		–		–		–		(0.10)	(0.11)
Total distributions	–		–		–		–		(0.10)	(0.11)

NET ASSET VALUE, END OF PERIOD	$8.78		$9.54		$9.99		$10.43		$9.43	$9.96

TOTAL RETURN(d)	(7.97%)	(e)	(4.50%)		(4.22%)		10.60%		(4.24%)	4.38%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$31,510		$50,337		$98,724		$127,735		$117,986	$83,614

Ratio of total expenses to average net assets(f)	1.74%	(g)	1.47%		1.31%		1.39%		1.28%	1.24%

Ratio of net expenses to average net assets(f)	1.70%	(g)	1.47%		1.31%		1.39%		1.28%	1.24%

Ratio of net investment income (loss) to average net assets(b)(f)	(1.08%)	(g)	0.10%		(0.43%)		0.18%		(0.77%)	(0.48%)

PORTFOLIO TURNOVER RATE	1,007%	(e)	1,046%		1,079%		737%		1,967%	1,018%

(a)	Prior to March 28, 2014, the Stadion Managed Risk 100 Fund was known as the Stadion Managed Fund.
(b)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Not annualized.
(f)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(g)	Annualized.

See Notes to Financial Statements.

58	www.stadionfunds.com

Stadion Investment Trust	Notes to Financial Statements

November 30, 2015 (Unaudited)

1. ORGANIZATION

Stadion Tactical Growth Fund (“Tactical Growth Fund”) (formerly known as the Stadion Market Opportunity Fund prior to March 28, 2014), Stadion Tactical Defensive Fund (“Tactical Defensive Fund”) (formerly known as the Stadion Core Advantage Fund prior to March 28, 2014), Stadion Trilogy Alternative Return Fund (“Trilogy Alternative Return Fund”) (formerly known as the Stadion Trilogy FundTM prior to March 28, 2014), Stadion Alternative Income Fund (“Alternative Income Fund”) (formerly known as the Stadion Tactical Income Fund prior to April 30, 2015), Stadion Defensive International Fund (“Defensive International Fund”) (formerly known as the Stadion Olympus FundTM prior to March 28, 2014) and Stadion Managed Risk 100 Fund (“Managed Risk 100 Fund”) (formerly known as the Stadion Managed Fund prior to March 28, 2014), (each, a “Fund,” and collectively, the “Funds”) are each a diversified series of Stadion Investment Trust (the “Trust”), a Delaware Statutory Trust registered under the Investment Company Act of 1940 (the “1940 Act”) as an open‐end management investment company.

Tactical Growth Fund is a successor to a previously operational fund, the ETF Market Opportunity Fund (the “Predecessor Fund”), which was a series of the Aviemore Funds, an Ohio business trust. The Predecessor Fund was organized into a series, Class I Shares of the Tactical Growth Fund effective as of the close of business on March 29, 2013. The Predecessor Fund commenced operations on May 3, 2004 and was the only series authorized by the Aviemore Funds. Class A and Class C shares were launched from the Tactical Growth Fund effective April 1, 2013. The Fund seeks long‐term capital appreciation.

Tactical Defensive Fund commenced operations on January 27, 2004. The public offering of Class A shares, Class C shares and Class I shares commenced on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The investment objective of the Fund is to seek capital appreciation.

Trilogy Alternative Return Fund commenced operations on April 2, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on April 2, 2012. The investment objective of the Fund is total return, with an emphasis on lower risk and volatility than the U.S. equity markets.

Alternative Income Fund commenced operations on December 31, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on December 31, 2012, August 10, 2015 and February 14, 2013, respectively. The investment objective of the Fund is to seek to provide income and absolute portfolio returns, with a secondary emphasis on lower risk and volatility than the U.S. equity markets.

Defensive International Fund commenced operations on April 2, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on April 2, 2012. The investment objective of the Fund is to seek long‐term capital appreciation, while maintaining a secondary emphasis on capital preservation.

Managed Risk 100 Fund commenced operations on June 30, 2003. The public offering of Class A shares, Class C shares and Class I shares commenced on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The investment objective of the Fund is to seek long‐term capital appreciation, while maintaining a secondary emphasis on capital preservation.

Each Fund currently offers three classes of shares, Class A, Class C, and Class I. The Alternative Income Fund offers Class A and Class I shares. Class A shares are sold subject to a maximum front‐end sales load equal to 5.75% of the offering price and a distribution and/or service fee of up to 0.25% of the average net assets attributable to Class A shares, are also sold subject to a 1% contingent deferred sales load on purchases at or above $1 million if redeemed within 12 months of purchase. Class C shares are sold subject to a distribution and/or service fee of up to 1.00% of the average daily net assets attributable to Class C shares and, effective October 1, 2012, sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase. Class I shares are sold without any sales loads and distribution and/ or service fees. Each class of shares represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its arrangements; and (4) Class I shares require a higher minimum initial investment.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP.

Security Valuation: The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the time regular trading closes on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time). Securities traded in the NASDAQ market are valued at the NASDAQ Official Closing Price. Other securities, including listed securities for which no sale was reported on that date, are valued at the most recent bid price. Options are valued at the mean of the last quoted bid and ask prices at the time of valuation, as reported on the option’s primary exchange. If no bid quotation is readily available at the time of valuation, the option shall be valued at the mean of the last quoted ask price and $0.00. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Trustees”) and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds’ net asset value calculations; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Open‐end investment companies, including money market funds, are valued at the net asset value reported by such registered open‐end investment companies. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Semi-Annual Report | November 30, 2015	59

Stadion Investment Trust	Notes to Financial Statements

November 30, 2015 (Unaudited)

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of November 30, 2015 by security type:

Tactical Growth Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$254,688,672	$–	$–	$254,688,672
Money Market Funds	7,910,889	–	–	7,910,889
Total Investments in Securities	$262,599,561	$–	$–	$262,599,561

Tactical Defensive Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$54,628,679	$–	$–	$54,628,679
Money Market Funds	5,829,999	–	–	5,829,999
Total Investments in Securities	$60,458,678	$–	$–	$60,458,678

Trilogy Alternative Return Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Common Stocks*	$44,314,309	$–	$–	$44,314,309
Exchange-Traded Funds	39,740,731	–	–	39,740,731
Open-End Funds	4,818,535	–	–	4,818,535
Purchased Option Contracts	–	6,112,463	–	6,112,463
Money Market Funds	641,710	–	–	641,710
Total Investments in Securities	$89,515,285	$6,112,463	$–	$95,627,748
Other Financial Instruments
Liabilities
Written Option Contracts	$–	$(2,891,125)	$–	$(2,891,125)
Total	$–	$(2,891,125)	$–	$(2,891,125)

*	See Schedule of Investments for Common Stocks determined by industry.

60	www.stadionfunds.com

Stadion Investment Trust	Notes to Financial Statements

November 30, 2015 (Unaudited)

Alternative Income Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Common Stocks*	$51,101,239	$–	$–	$51,101,239
Purchased Option Contracts	–	1,999,790	–	1,999,790
Money Market Funds	1,080,526	–	–	1,080,526
Total Investments in Securities	$52,181,765	$1,999,790	$–	$54,181,555
Other Financial Instruments
Liabilities
Written Option Contracts	$–	$(1,477,600)	$–	$(1,477,600)
Total	$–	$(1,477,600)	$–	$(1,477,600)

*	See Schedule of Investments for Common Stocks determined by industry.

Defensive International Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$5,497,440	$–	$–	$5,497,440
Money Market Funds	3,750,185	–	–	3,750,185
Total Investments in Securities	$9,247,625	$–	$–	$9,247,625

Managed Risk 100 Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$120,457,990	$–	$–	$120,457,990
Money Market Funds	29,552,302	–	–	29,552,302
Total Investments in Securities	$150,010,292	$–	$–	$150,010,292

As of November 30, 2015, the Funds did not have any transfers in and/or out of any Level. The Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2015. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Share Valuation: The net asset value per share of each  class of shares of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

Securities  Transactions  and  Investment  Income:  Security transactions are accounted for on trade date. Gains and losses on securities  sold  are  determined  on  a  specific  identification  basis. Dividend  income  is  recorded  on  the  ex-dividend  date.  Interest income is accrued as earned.

Option  Transactions:  Trilogy  Alternative  Return  Fund  and Alternative  Income  Fund  may  purchase  and  write  put  and  call options on broad-based U.S. and International stock indices or ETFs that  replicate  the  performance  of  broad-based  U.S.  and International stock indices as well  as short term futures ETFs and bond ETFs. The Fund uses option contracts on broad-based U.S. and International stock indices for the purpose of seeking to generate return and manage risk exposure among varying market conditions.

Exchange-Traded Funds (“ETFs”): The Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well  as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then  sells the individual  shares on a secondary market.  Although similar  diversification  benefits  may  be  achieved  through  an investment  in  another  investment  company,  ETFs  generally  offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a fund investing in an ETF will indirectly  bear  those  costs.  Such  funds  will  also  incur  brokerage commissions and related charges when purchasing or selling shares of  an  ETF.  Unlike  typical  investment  company  shares,  which  are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices.

Allocation Between Classes: Investment income earned, realized capital  gains  and  losses,  and  unrealized  appreciation  and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the respective Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class  are  allocated  daily  to  each  class  of  shares  based  upon  its proportionate share of total net assets of the respective Fund.

Distributions to Shareholders: Each of the Funds may distribute its net investment income to its shareholders quarterly, but, in any event, expects to distribute substantially all of its net investment income to its shareholders at least annually. Net realized gains, if any,  are  distributed  at  least  once  each  year.  The  amount  of distributions from net investment income and net realized gains are determined  in  accordance  with  federal  income  tax  regulations, which  may  differ  from  GAAP.  These  “book/tax”  differences  are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales and tax treatment of short term capital gains. Dividends and distributions are recorded on the ex-dividend date.

Semi-Annual Report | November 30, 2015	61

Stadion Investment Trust	Notes to Financial Statements

November 30, 2015 (Unaudited)

Use  of  Estimates:  The  preparation  of  financial  statements  in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and revenues and expenses  during  the  reporting  period.  Actual  results  could  differ from those estimates.

Federal Income Taxes: It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income  (earned  during  the  calendar  year)  and  98.2%  of  its  net realized  capital  gains  (earned  during  the  twelve  months  ended October 31) plus undistributed amounts from prior years.

3. SECURITY TRANSACTIONS

During the six months ended November 30, 2015, cost of purchases and  proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, amounted to:

	Tactical Growth Fund	Tactical Defensive Fund
Purchases	$407,405,157	$188,305,181
Sales	$334,008,578	$188,266,873

	Trilogy Alternative Return Fund	Alternative Income Fund
Purchases	$13,787,752	$51,260,479
Sales	$19,662,120	$5,998,435

	Defensive International Fund	Managed Risk 100 Fund
Purchases	$33,929,075	$646,771,889
Sales	$35,352,053	$669,072,483

4. TAX MATTERS

The tax character of distributions made during the year ended May 31, 2015 was as follows:

	Ordinary Income	Long-term Capital Gains	Total Distributions
Tactical Growth Fund
5/31/2015	$3,049,629	$1,679,398	$4,729,027
Tactical Defensive Fund
5/31/2015	$–	$71,758	$71,758
Trilogy Alternative Return Fund
5/31/2015	$426,374	$–	$426,374
Alternative Income Fund
5/31/2015	$73,146	$–	$73,146
Defensive International Fund
5/31/2015	$259,239	$76,006	$335,245
Managed Risk 100 Fund
5/31/2015	$–	$–	$–

Tax Basis of Investments:
As  of  November  30,  2015,  the  aggregate  cost  of  investments,  gross  unrealized  appreciation/(depreciation)  and  net  unrealized appreciation for Federal tax purposes was as follows:

	Tactical Growth Fund	Tactical Defensive Fund	Trilogy Alternative Return Fund
Tax cost of portfolio investments	$253,117,263	$60,618,589	$90,718,111
Gross unrealized appreciation	$10,586,523	$18,944	$10,448,381
Gross unrealized depreciation	(1,104,225)	(178,855)	(5,538,744)
Net unrealized appreciation (depreciation)	$9,482,298	$(159,911)	$4,909,637

	Alternative Income Fund	Defensive International Fund	Managed Risk 100 Fund
Tax cost of portfolio investments	$54,056,822	$9,433,279	$150,311,019
Gross unrealized appreciation	$1,990,749	$–	$66,137
Gross unrealized depreciation	(1,866,016)	(185,654)	(366,864)
Net unrealized appreciation (depreciation)	$124,733	$(185,654)	$(300,727)

As of November 30, 2015, the tax cost of written option contracts for Trilogy Alternative Return Fund and  Alternative Income Fund were $4,617,399 and $1,497,651 respectively.

The difference between the federal income tax cost  of portfolio investments  and the financial  statement cost  for Tactical Growth Fund, Tactical Defensive Fund and Trilogy Alternative Return Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

62	www.stadionfunds.com

Stadion Investment Trust	Notes to Financial Statements

November 30, 2015 (Unaudited)

Capital Loss Carryforward:
As of May 31, 2015, the Funds have the following capital loss carryforwards. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

During the year ended May 31, 2015, the Fund utilized capital loss carryforwards as follows:

Fund	Amount
Trilogy Alternative Return Fund	$(2,550,535)
Alternative Income Fund	(89,705)
Managed Risk 100 Fund	(5,006,264)

Capital losses (no expiration) carried to the next tax year were as follows:

Fund	Short-Term	Long-Term
Trilogy Alternative Return Fund	$6,150,373	$–
Managed Risk 100 Fund	17,432,497	–

The Funds elect to defer to the tax year ending May 31, 2016, capital losses recognized during the period November 1, 2014 to May 31, 2015 in the amount of:

Fund	Amount
Managed Risk 100 Fund	$15,598,738

The Funds elect to defer to the tax year ending May 31, 2016, late year ordinary losses recognized in the amount of:

Fund	Amount
Tactical Growth Fund	$387,815
Tactical Defensive Fund	310,655
Defensive International Fund	111,097
Managed Risk 100 Fund	807,144

As of and during the six months ended November 30, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

5. TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreements
Each Fund’s investments are managed by the Advisor under the terms of an Investment Advisory Agreement (the “Advisory Agreements”). Under the Advisory Agreements, each Fund excluding the Alternative Income Fund has agreed to pay the Advisor an investment advisory fee at an annual rate of 1.25% of its average daily net assets up to $150 million and 1.00% of such assets over $150 million. Effective April 30, 2015, the Alternative Income Fund has agreed to pay the Advisor an investment advisory fee at an annual rate of 0.85% of its average daily net assets. Prior to April 30, 2015, the Alternative Income Fund paid the Advisor an investment advisory fee at the annual rate of 0.65% of its average daily net assets.

The Advisor has entered into an Expense Limitation Agreement with respect to each Fund, excluding the Tactical Growth Fund and the Alternative Income Fund, under which it has agreed to waive its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the annual operating expenses of Class A shares, Class C shares and Class I shares of the Funds (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b‐1 Plan) to not more than 1.70% of the average daily net assets allocable to each Class until October 1, 2016. Effective January 1, 2015, the Advisor has entered into an Expense Limitation Agreement with the Tactical Growth Fund under which it has agreed to waive its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the annual operating expenses of Class A shares, Class C and Class I shares of the Fund (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b‐1 Plan) to not more than 1.30% of the average daily net assets allocable to each Class until October 1, 2016. Prior to January 1, 2015, the Advisor had entered into an Expense Limitation Agreement with the Tactical Growth Fund under which it had agreed to waive its fees and to assume other expenses of the Fund, if necessary, in an amount that limited the annual operating expenses of Class A shares, Class C and Class I shares of the Fund (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b‐1 Plan) to not more than 1.70% of the average daily net assets allocable to each Class. The Advisor has entered into an Expense Limitation Agreement with the Alternative Income Fund under which it has agreed to waive its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the annual operating expenses of Class A shares, Class C shares and Class I shares of the Fund (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule12b ‐1 Plan) to not more than 1.15% of the average daily net assets allocable to each Class until October 1, 2016. Accordingly, during the six months ended November 30, 2015, the Advisor waived fees and reimbursed expenses as follows:

	Tactical Growth Fund	Tactical Defensive Fund	Alternative Income Fund	Defensive International Fund	Managed Risk 100 Fund
Total waivers and reimbursements	$185,371	$1,582	$30,908	$41,073	$7,868

Semi-Annual Report | November 30, 2015	63

Stadion Investment Trust	Notes to Financial Statements

November 30, 2015 (Unaudited)

During the six months ended November 30, 2015, there were no advisory fees waived or expenses reimbursed by the Advisor for the Trilogy Alternative Return Fund and It is expected that the Expense Limitation Agreements will continue from year‐to‐year, provided such continuance is approved by the Trustees.

If the Adviser so requests, any Tactical Growth Fund operating expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses from 1.70% (or lower) to 1.30% within the most recent three fiscal years prior to the request shall be repaid to the Adviser by the Fund; provided, however, that the total annual Fund Operating Expenses for the applicable following year, after giving effect to the repayment, shall not exceed 1.30% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the parties may otherwise agree).

If the Advisor so requests, any Alternative Income Fund operating expense waived or reimbursed by the Advisor pursuant to the Advisory Agreement shall be repaid to the Advisor by the Fund in the first, second, and third fiscal years following the fiscal year in which any such reimbursement or waiver occurs.

As of May 31, 2015, the balance of recoupable expenses for the Tactical Growth Fund and the Alternative Income Fund was as follows:

Fund	2016	2017	2018	Total
Tactical Growth Fund	$–	$–	$144,690	$144,690
Alternative Income Fund	$53,994	$64,957	$99,416	$218,367

The Chief Compliance Officer of the Trust is an employee of the Advisor. Effective July 15, 2013, the Trust reimburses the Advisor 50% of the employee’s annual base salary for the services provided by the Chief Compliance Officer of the Trust. Prior to July 15, 2013, the Trust reimbursed the Advisor $82,500 annually for services provided by the Chief Compliance Officer of the Trust. Each Fund bears a proportionate share of this fee based on an allocation approved by the Trustees.

Certain Trustees and officers of the Trust are also officers of the Advisor.

Fund Accounting and Administration Agreement
ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) provides administrative, fund accounting and other services to the Funds under the Administration, Bookkeeping and Pricing Services Agreement with the Trust.

Transfer Agent and Shareholder Services Agreement
ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds (the “Transfer Agent”) under a Transfer Agency and Services Agreement with the Trust.

Distribution Plan
The Trust has adopted plans of distribution (the “Plans”) pursuant to Rule 12b‐1 under the 1940 Act that permit Class A and Class C shares of each Fund to directly incur or reimburse the Funds’ principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plans is 0.25% of each Fund’s average daily net assets attributable to Class A shares and 1.00% of each Fund’s average daily net assets attributable to Class C shares. The Trust has not adopted a plan of distribution with respect to Class I shares. The expenses of the Plans are reflected as distribution fees in the Statement of Operations of the Funds.

Distribution Agreement
ALPS Distributors, Inc. (“ADI” or the “Distributor”) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Under the terms of a Distribution Agreement with the Trust, the Distributor provides distribution services to the Trust and serves as principal underwriter to the Funds. ADI receives no compensation from the Funds.

6. DERIVATIVE TRANSACTIONS

Derivative Instruments and Hedging Activities: The following discloses the Funds' use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow certain Funds to enter into various types of derivative contracts such as purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed‐income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce market value of fixed income investments and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

64	www.stadionfunds.com

Stadion Investment Trust	Notes to Financial Statements

November 30, 2015 (Unaudited)

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons, including for cash management, hedging or non‐hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange‐traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange‐traded and the exchange’s clearinghouse, as counterparty to all exchange‐traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Semi-Annual Report | November 30, 2015	65

Stadion Investment Trust	Notes to Financial Statements

November 30, 2015 (Unaudited)

Transactions in option contracts written by Trilogy Alternative Return Fund and Alternative Income Fund during the six months ended November 30, 2015, were as follows:

Trilogy Alternative Return Fund
	Written Calls
	Contracts	Premiums

Options outstanding at beginning of period	480	$1,756,854
Options written	2,335	8,091,419
Options closed	(2,475)	(8,706,027)
Options outstanding at ending of period	340	$1,142,246

	Written Puts
	Contracts	Premiums
Options outstanding at beginning of period	1,150	$5,496,799
Options written	1,740	7,614,943
Options closed	(1,640)	(6,917,739)
Options expired	(500)	(2,718,850)
Options outstanding at ending of period	750	$3,475,153

Alternative Income Fund
	Written Calls
	Contracts	Premiums

Options outstanding at beginning of period	49	$156,154
Options written	1,937	9,433,100
Options closed	(1,651)	(8,427,495)
Options outstanding at ending of period	335	$1,161,759

	Written Puts
	Contracts	Premiums
Options outstanding at beginning of period	8	$39,665
Options written	887	4,547,598
Options closed	(825)	(4,251,371)
Options outstanding at ending of period	70	$335,892

A portion of Trilogy Alternative Return Fund’s and Alternative Income Fund’s securities are pledged as collateral for open option contracts.

The locations in the Statements of Assets and Liabilities of Trilogy Alternative Return Fund’s and Alternative Income Fund’s derivative positions are as follows:

Risk Exposure	Statement of Assets and Liabilities Location	Fair Value of Asset Derivatives	Statement of Assets and Liabilities Location	Fair Value of Liability Derivatives
Trilogy Alternative Return Fund
Equity Contracts (Purchased Options/ Written Options)	Investments in securities: At value	$6,112,463	Written Options at value	$2,891,125
		$6,112,463		$2,891,125

Risk Exposure	Statement of Assets and Liabilities Location	Fair Value of Asset Derivatives	Statement of Assets and Liabilities Location	Fair Value of Liability Derivatives
Alternative Income Fund
Equity Contracts (Purchased Options/ Written Options)	Investments in securities: At value	$1,999,790	Written Options at value	$1,477,600
		$1,999,790		$1,477,600

For the Trilogy Alternative Return Fund the average option contracts purchased and written during the six months ended November 30, 2015, were 6,368 contracts, and 1,136 contracts, respectively. For the Alternative Income Fund the average option contracts purchased and written during the six months ended November 30, 2015, were 2,721 contracts, and 445 contracts, respectively.

For the Defensive International Fund the average notional value of futures contracts during the six months ended November 30, 2015, was $218,027.

66	www.stadionfunds.com

Stadion Investment Trust	Notes to Financial Statements

November 30, 2015 (Unaudited)
Trilogy Alternative Return Fund’s Alternative Income Fund’s and Defensive International Fund’s transactions in derivative instruments during the six months ended November 30, 2015, are recorded in the following locations in the Statements of Operations:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Trilogy Alternative Return Fund
Equity Contracts (Purchased Options)	Net realized losses from investments/Net change in unrealized appreciation (depreciation) on investments	$(6,482,613)	$2,591,481
Equity Contracts (Written Options)	Net realized gains from written option contracts/Net change in unrealized depreciation on written option contracts	5,632,762	(2,053,254)
Total		$(849,851)	$538,227

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Alternative Income Fund
Equity Contracts (Purchased Options)	Net realized gains (losses) from investments/Net change in unrealized appreciation on investments	$(47,519)	$(383,592)
Equity Contracts (Written Options)	Net realized losses from written option contracts/Net change in unrealized appreciation on written option contracts	(388,979)	14,097
Total		$(436,498)	$(369,495)

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Defensive International Fund
Equity Contracts (Purchased Options)	Net realized gains (losses) from investments/Net change in unrealized appreciation on investments	$(10,090)	$–
Equity Contracts (futures contracts)	Net realized losses on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	$(46,189)	$–
Total		$(56,279)	$–

Tactical Growth Fund, Tactical Defensive Fund, and Managed Risk 100 Fund had no transactions in derivative instruments during the six months ended November 30, 2015.

Semi-Annual Report | November 30, 2015	67

Stadion Investment Trust	Notes to Financial Statements

November 30, 2015 (Unaudited)

7. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015
Tactical Growth Fund ‐ Class A
Shares sold	3,463,417	5,775,419
Shares issued in reinvestment of distributions to shareholders	–	164,990
Shares redeemed	(2,038,058)	(1,910,571)
Net increase in shares outstanding	1,425,359	4,029,838
Shares outstanding beginning of period	5,702,253	1,672,415
Shares outstanding end of period	7,127,612	5,702,253

Tactical Growth Fund ‐ Class C
Shares sold	3,269,911	3,229,112
Shares issued in reinvestment of distributions to shareholders	–	36,694
Shares redeemed	(224,253)	(29,898)
Net increase in shares outstanding	3,045,658	3,235,908
Shares outstanding beginning of period	3,357,032	121,124
Shares outstanding end of period	6,402,690	3,357,032

Tactical Growth Fund ‐ Class I
Shares sold	6,604,611	8,297,446
Shares issued in reinvestment of distributions to shareholders	–	241,954
Shares redeemed	(3,454,917)	(1,957,626)
Net increase in shares outstanding	3,149,694	6,581,774
Shares outstanding beginning of period	9,347,653	2,765,879
Shares outstanding end of period	12,497,347	9,347,653

	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015
Tactical Defensive Fund ‐ Class A
Shares sold	326,622	1,809,445
Shares issued in reinvestment of distributions to shareholders	–	3,800
Shares redeemed	(562,327)	(3,077,080)
Net decrease in shares outstanding	(235,705)	(1,263,835)
Shares outstanding beginning of period	2,424,697	3,688,532
Shares outstanding end of period	2,188,992	2,424,697

Tactical Defensive Fund ‐ Class C
Shares sold	267,880	691,930
Shares issued in reinvestment of distributions to shareholders	–	888
Shares redeemed	(245,280)	(326,022)
Net increase in shares outstanding	22,600	366,796
Shares outstanding beginning of period	1,060,406	693,610
Shares outstanding end of period	1,083,006	1,060,406

Tactical Defensive Fund ‐ Class I
Shares sold	463,859	2,004,694
Shares issued in reinvestment of distributions to shareholders	–	763
Shares redeemed	(883,434)	(541,618)
Net increase/(decrease) in shares outstanding	(419,575)	1,463,839
Shares outstanding beginning of period	2,085,445	621,606
Shares outstanding end of period	1,665,870	2,085,445

68	www.stadionfunds.com

Stadion Investment Trust	Notes to Financial Statements

November 30, 2015 (Unaudited)

	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015
Trilogy Alternative Return Fund ‐ Class A
Shares sold	503,111	1,181,583
Shares issued in reinvestment of distributions to shareholders	6,269	21,841
Shares redeemed	(569,121)	(5,841,258)
Net decrease in shares outstanding	(59,741)	(4,637,834)
Shares outstanding beginning of period	3,742,841	8,380,675
Shares outstanding end of period	3,683,100	3,742,841

Trilogy Alternative Return Fund ‐ Class C
Shares sold	148,136	248,815
Shares issued in reinvestment of distributions to shareholders	–	1,345
Shares redeemed	(187,127)	(1,231,760)
Net decrease in shares outstanding	(38,991)	(981,600)
Shares outstanding beginning of period	1,110,945	2,092,545
Shares outstanding end of period	1,071,954	1,110,945

Trilogy Alternative Return Fund ‐ Class I
Shares sold	901,588	4,224,224
Shares issued in reinvestment of distributions to shareholders	13,115	15,956
Shares redeemed	(1,702,892)	(3,693,673)
Net increase/(decrease) in shares outstanding	(788,189)	546,507
Shares outstanding beginning of period	4,960,249	4,413,742
Shares outstanding end of period	4,172,060	4,960,249

	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015
Alternative Income Fund ‐ Class A
Shares sold	52,228	582,020
Shares issued in reinvestment of distributions to shareholders	1,929	3,404
Shares redeemed	(446,098)	(256,519)
Net increase/(decrease) in shares outstanding	(391,941)	328,905
Shares outstanding beginning of period	537,818	208,913
Shares outstanding end of period	145,877	537,818

Alternative Income Fund ‐ Class C (a)
Shares sold	1,155	–
Net increase in shares outstanding	1,155	–
Shares outstanding beginning of period	–	–
Shares outstanding end of period	1,155	–

Alternative Income Fund ‐ Class I
Shares sold	5,980,562	31,298
Shares issued in reinvestment of distributions to shareholders	18,587	1,122
Shares redeemed	(598,744)	(398,242)
Net increase/(decrease) in shares outstanding	5,400,405	(365,822)
Shares outstanding beginning of period	46,235	412,057
Shares outstanding end of period	5,446,640	46,235

(a)	The Stadion Alternative Income Fund Class C shares commenced operations on August 10, 2015.

Semi-Annual Report | November 30, 2015	69

Stadion Investment Trust	Notes to Financial Statements

November 30, 2015 (Unaudited)

	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015
Defensive International Fund ‐ Class A
Shares sold	65,209	748,106
Shares issued in reinvestment of distributions to shareholders	–	30,024
Shares redeemed	(536,293)	(1,181,742)
Net decrease in shares outstanding	(471,084)	(403,612)
Shares outstanding beginning of period	1,165,739	1,569,351
Shares outstanding end of period	694,655	1,165,739

Defensive International Fund ‐ Class C
Shares sold	2,613	7,373
Shares issued in reinvestment of distributions to shareholders	–	246
Shares redeemed	(1,099)	(6,707)
Net increase in shares outstanding	1,514	912
Shares outstanding beginning of period	16,079	15,167
Shares outstanding end of period	17,593	16,079

Defensive International Fund ‐ Class I
Shares sold	4,039	441,850
Shares issued in reinvestment of distributions to shareholders	–	2,559
Shares redeemed	(45,071)	(1,004,868)
Net decrease in shares outstanding	(41,032)	(560,459)
Shares outstanding beginning of period	393,407	953,866
Shares outstanding end of period	352,375	393,407

	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015
Managed Risk 100 Fund ‐ Class A
Shares sold	198,156	1,478,533
Shares redeemed	(4,124,869)	(17,833,753)
Net decrease in shares outstanding	(3,926,713)	(16,355,219)
Shares outstanding beginning of period	10,606,777	26,961,997
Shares outstanding end of period	6,680,064	10,606,777

Managed Risk 100 Fund ‐ Class C
Shares sold	46,440	245,461
Shares redeemed	(1,626,437)	(4,497,097)
Net decrease in shares outstanding	(1,579,997)	(4,251,636)
Shares outstanding beginning of period	5,436,250	9,687,886
Shares outstanding end of period	3,856,253	5,436,250

Managed Risk 100 Fund ‐ Class I
Shares sold	119,180	4,389,138
Shares redeemed	(1,808,185)	(8,991,950)
Net decrease in shares outstanding	(1,689,005)	(4,602,812)
Shares outstanding beginning of period	5,278,777	9,881,589
Shares outstanding end of period	3,589,772	5,278,777

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Stadion Investment Trust	Notes to Financial Statements

November 30, 2015 (Unaudited)

8. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Funds currently seek to achieve their investment objectives by investing a portion of their assets in Morgan Stanley Institutional Liquidity Fund Government Portfolio (the “Portfolio”), a registered open‐end management investment company organized as a Delaware statutory trust. The Funds may redeem their investments from the Portfolio at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so. The latest financial statements for the Portfolio can be found at www.sec.gov.

The performance of the Funds may be directly affected by the performance of the Portfolio. As of November 30, 2015, the percentage of net assets invested in the Portfolio was 3.01%, 10.55%, 0.69%, 2.00%, 40.56% and 24.37% for Tactical Growth Fund, Tactical Defensive Fund, Trilogy Alternative Return Fund, Alternative Income Fund, Defensive International Fund and Managed Risk 100 Fund, respectively.

The Tactical Defensive Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the PIMCO® Enhanced Short Maturity Active Exchange‐Traded Fund. The PIMCO® Enhanced Short Maturity Active Exchange‐Traded Fund was established as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open‐end management investment company. The Defensive International Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the iShares® MSCI EAFE Index Fund. The iShares® MSCI EAFE Index Fund is registered under the Investment Company Act of 1940, as amended, as an open‐end management investment company and was established as a Delaware statutory trust. The Managed Risk 100 Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the SPDR® S&P 500® ETF Trust, the Technology Select Sector SPDR® Fund and the Vanguard® Mega Cap Growth ETF. The SPDR® S&P 500® ETF Trust is a unit investment trust created under the laws of the state of New York and registered under the Investment Company Act of 1940, as amended, the Technology Select Sector SPDR® Fund is registered under the Investment Company Act of 1940, as amended, as an open‐end management investment company that was established as a Massachusetts business trust and the Vanguard® Mega Cap Growth ETF is registered under the Investment Company Act of 1940, as amended, as an open‐end investment company. These Funds may redeem their investments from the PIMCO® Enhanced Short Maturity Active Exchange‐Traded Fund, iShares® MSCI EAFE Index Fund, SPDR® S&P 500® ETF Trust, Technology Select Sector SPDR® Fund and the Vanguard® Mega Cap Growth ETF, (the “ETFs”) at any time if the Advisor determines that it is in the best interest of a Fund and its shareholders to do so. The latest financial statements for the ETFs can be found at www.sec.gov.

A Fund’s performance may be directly affected by the performance of the ETFs. As of November 30, 2015, the percentage of net assets invested in the PIMCO® Enhanced Short Maturity Active Exchange‐Traded Fund by the Tactical Defensive Fund was 25.21%. As of November 30, 2015, the percentage of net assets invested in the iShares® MSCI EAFE Index Fund by the Defensive International Fund was 29.92%. As of November 30, 2015, the percentage of net assets invested in the SPDR® S&P 500® ETF Trust, Technology Select Sector SPDR® Fund and Vanguard® Mega Cap Growth ETF by the Managed Risk 100 Fund was 25.35%, 25.31% and 25.16%, respectively.

10. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non‐recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Semi-Annual Report | November 30, 2015	71

Stadion Investment Trust	Additional Information

November 30, 2015 (Unaudited)

OTHER INFORMATION

The Trust files a complete listing of portfolio holdings of the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N‐Q. The filings are available free of charge, upon request, by calling 1‐866‐383‐7636. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N‐Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC‐0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll‐free 1‐866‐383‐7636, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12‐month period ended June 30 is also available without charge upon request by calling toll‐free 1‐866‐383‐7636, or on the SEC’s website at http://www.sec.gov.

72	www.stadionfunds.com

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stadion Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

The Stadion Funds are distributed by ALPS Distributors, Inc.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [Schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures in place to consider nominees recommended by shareholders. The registrant’s nominating committee generally will not consider nominees recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

EXHIBIT LIST

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stadion Investment Trust

By:	/s/ Judson P. Doherty
Judson P. Doherty, President

Date:	February 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judson P. Doherty
Judson P. Doherty, President and Principal Executive Officer

Date:	February 2, 2016

By:	/s/ Duane L. Bernt
Duane L. Bernt, Treasurer and Principal Financial Officer

Date:	February 2, 2016